Semi-Annual Report to Shareholders

                          [PITCAIRN FUNDS Logo Omitted]

                             Diversified Value Fund

                                Select Value Fund

                              Small Cap Value Fund

                             Diversified Growth Fund

                               Select Growth Fund

                              Small Cap Growth Fund

                             Family Heritage(R) Fund

                            International Equity Fund

                         Government/Corporate Bond Fund

                              Tax-Exempt Bond Fund










                                 April 30, 2001

                                TABLE OF CONTENTS
                                -----------------


Letter to Shareholders ................................................... 1

Statements of Net Assets

     Diversified Value Fund .............................................. 2

     Select Value Fund ................................................... 4

     Small Cap Value Fund ................................................ 6

     Diversified Growth Fund ............................................. 9

     Select Growth Fund ..................................................11

     Small Cap Growth Fund ...............................................12

     Family Heritage(R)Fund ..............................................14

     International Equity Fund ...........................................16

     Government/Corporate Bond Fund ......................................18

     Tax-Exempt Bond Fund ................................................20

Statements of Operations .................................................24

Statements of Changes in Net Assets ......................................26

Financial Highlights .....................................................30

Notes to Financial Statements ............................................34



              NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE.


             Must be preceded or accompanied by a current prospectus.

Dear Valued Pitcairn Funds Shareholder:

With the exception of the month of April, the last six months have been a time of travail for the equity markets both in the U.S. as well as abroad. At the same time, the fixed income markets have displayed particular strength. Both spring from the same general set of circumstances. Starting a little over a year ago, the equity markets fell prey to a combination of factors that brought about a slowing in global economic activity. The most significant of these were: a global tightening of monetary policy, major increases in oil prices and weakness in the technology sector. As conditions weakened and central banks reversed course, bond prices rose as yields fell.

The months of February and March were very hard for equities as both U.S. and non-U.S. markets had total returns in the neighborhood of -15% for the two months combined. On the contrary, these months were the culmination of a period of above average returns for the U.S. bond market as it returned well in excess of 1% for each of the four months ending February. Reflecting the shift in monetary conditions, the major markets reversed course in April with U.S. stocks gaining over 8% for the month and the bond market declining.

Intra-market conditions continued to show awesome divergence as the growth and value segments of the equity markets experienced wide differentials in returns. In the February-March timeframe, the Russell 1000 Growth Index's return was roughly -24% while the Russell 1000 Value Index's return was about -7.5%.

For the six-months ending April 30, 2001, the Pitcairn Funds' results were generally in line with their benchmarks. We were particularly pleased that the Diversified Growth, Select Growth, Select Value and Family Heritage(R) Funds' returns were better than their benchmarks for the period by reasonable margins. It is in times such as these that a firm risk management discipline is crucial. Such a discipline is a hallmark of our management process.

It is almost certain that the financial markets lead the economy. As a result, the markets can be most attractive when the news seems quite gloomy. We believe attempts at timing in such conditions are fraught with peril. While the outlook for the remainder of the year looks decidedly cloudy, especially in terms of economic conditions, we would advise shareholders to maintain a long-term view of their investment strategy and to stick with their plan, as long as it is deemed appropriate for their needs and risk-tolerance.

As always, we thank you for your support of the Pitcairn Funds and for your willingness to share our long-term approach to investing.

Sincerely,



/S/Jack Yates, III


Jack Yates, III
Executive Vice President
Chief Investment Officer

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
PITCAIRN FUNDS  APRIL 30, 2001


DIVERSIFIED VALUE FUND

--------------------------------------------------------------------------------

                                      SHARES       VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS (99.4%)
AEROSPACE & DEFENSE (3.6%)
   Boeing                              31,820       $ 1,966
   General Dynamics                    27,920         2,152
   United Technologies                 19,360         1,512
                                                    -------
                                                      5,630
                                                    -------
AIR TRANSPORTATION (0.9%)
   FedEx*                              33,160         1,395
                                                    -------
APPAREL/TEXTILES (0.7%)
   Jones Apparel Group*                28,030         1,114
                                                    -------
AUTOMOTIVE (2.0%)
   Ford Motor                          36,190         1,067
   General Motors                      10,310           565
   Johnson Controls                    19,455         1,409
                                                    -------
                                                      3,041
                                                    -------
BANKS (12.2%)
   Bank of America                     31,820         1,782
   Bank of New York                    24,810         1,245
   Bank One                            26,480         1,000
   BB&T                                43,030         1,524
   FleetBoston Financial               48,200         1,849
   JP Morgan Chase                     76,096         3,651
   Mellon Financial                    33,695         1,379
   PNC Financial Services Group        21,020         1,368
   Sovereign Bancorp                  154,580         1,640
   US Bancorp                          50,880         1,078
   Wells Fargo                         49,288         2,315
                                                    -------
                                                     18,831
                                                    -------
BEAUTY PRODUCTS (2.7%)
   Kimberly-Clark                      20,425         1,213
   Procter & Gamble                    48,640         2,921
                                                    -------
                                                      4,134
                                                    -------
BROADCASTING, NEWSPAPERS & ADVERTISING (2.9%)
   AT&T - Liberty Media*               76,290         1,221
   EW Scripps                          27,620         1,774
   New York Times, Cl A                36,380         1,493
                                                    -------
                                                      4,488
                                                    -------
CHEMICALS (1.4%)
   Dow Chemical                        34,430         1,152
   EI du Pont de Nemours               22,495         1,017
                                                    -------
                                                      2,169
                                                    -------
COMPUTERS & SERVICES (2.4%)
   Compaq Computer                     50,440           883
   Hewlett-Packard                     34,208           973
   International Business Machines     16,240         1,870
                                                    -------
                                                      3,726
                                                    -------
CONTAINERS & PACKAGING (0.9%)
   Bemis                               36,530         1,374
                                                    -------
DATA PROCESSING (2.1%)
   Automatic Data Processing           23,245         1,261
   First Data                          28,699         1,935
                                                    -------
                                                      3,196
                                                    -------
DIVERSIFIED MANUFACTURING (2.6%)
   General Electric                    20,080        $  974
   Illinois Tool Works                 19,130         1,212
   Minnesota Mining
     & Manufacturing                   15,675         1,865
                                                    -------
                                                      4,051
                                                    -------
DRUGS (4.8%)
   Abbott Laboratories                 44,190         2,050
   American Home Products              17,695         1,022
   Bristol-Myers Squibb                32,455         1,817
   Merck                               33,065         2,512
                                                    -------
                                                      7,401
                                                    -------
ELECTRICAL SERVICES (4.0%)
   Allegheny Energy                    53,460         2,735
   CMS Energy                          43,435         1,360
   TXU                                 26,561         1,168
   Wisconsin Energy                    44,695           983
                                                    -------
                                                      6,246
                                                    -------
ELECTRONIC EQUIPMENT (1.0%)
   Emerson Electric                    23,460         1,564
                                                    -------
ENTERTAINMENT (1.2%)
   Walt Disney                         60,380         1,826
                                                    -------
FINANCIAL SERVICES (9.4%)
   American Express                    35,940         1,525
   Citigroup                          125,762         6,181
   Fannie Mae                          32,849         2,636
   Merrill Lynch                       33,010         2,037
   Morgan Stanley Dean Witter          34,505         2,167
                                                    -------
                                                     14,546
                                                    -------
FOOD, BEVERAGE & TOBACCO (3.8%)
   Anheuser-Busch                      43,365         1,734
   Conagra Foods                       45,891           955
   HJ Heinz                            39,294         1,538
   McCormick                           40,479         1,591
                                                    -------
                                                      5,818
                                                    -------
HOTELS & LODGING (1.0%)
   Starwood Hotels &
     Resorts Worldwide                 42,305         1,527
                                                    -------
HOUSEHOLD PRODUCTS (0.6%)
   Fortune Brands                      30,755           958
                                                    -------
INSURANCE (6.9%)
   Allmerica Financial                 19,431           981
   Allstate                            44,775         1,869
   American International Group        51,199         4,188
   Marsh & McLennan                     9,735           939
   St. Paul Companies                  29,475         1,329
   Torchmark                           37,825         1,433
                                                    -------
                                                     10,739
                                                    -------
LEISURE PRODUCTS (0.8%)
   Brunswick                           65,030         1,305
                                                    -------

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)



--------------------------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
MACHINERY (0.7%)
   Dover                               29,265      $  1,143
                                                   --------
MEASURING DEVICES (0.3%)
   Tektronix*                          19,015           460
                                                   --------
MEDICAL PRODUCTS & SERVICES (3.4%)
   Johnson & Johnson                   33,501         3,232
   UnitedHealth Group                  30,205         1,978
                                                   --------
                                                      5,210
                                                   --------
METAL & METAL INDUSTRIES (0.6%)
   Alcoa                               24,005           994
                                                   --------
PAPER & PAPER PRODUCTS (0.9%)
   Weyerhaeuser                        23,745         1,342
                                                   --------
PETROLEUM & FUEL PRODUCTS (10.2%)
   Amerada Hess                        23,848         2,087
   Chevron                             14,455         1,396
   Devon Energy                        16,045           947
   Exxon Mobil                         83,355         7,385
   Noble Affiliates                    26,415         1,148
   Unocal                              35,092         1,339
   USX-Marathon Group                  49,176         1,572
                                                   --------
                                                     15,874
                                                   --------
REAL ESTATE INVESTMENT TRUSTS (1.6%)
   AMB Property                        49,890         1,242
   Apartment Investment
     & Management                      26,850         1,197
                                                   --------
                                                      2,439
                                                   --------
RESTAURANTS (0.7%)
   Wendy's International               44,980         1,139
                                                   --------

RETAIL (3.1%)
   Autozone*                           46,690         1,463
   May Department Stores               54,280         2,022
   Safeway*                            24,435         1,327
                                                   --------
                                                      4,812
                                                   --------
SEMI-CONDUCTORS/INSTRUMENTS (0.0%)
   Intel                                    1            --
                                                   --------

SPECIALTY CONSTRUCTION (0.6%)
   Quanta Services*                    35,450           911
                                                   --------
TELECOMMUNICATIONS EQUIPMENT (0.4%)
   Motorola                            40,840           635
                                                   --------
TELEPHONE & TELECOMMUNICATION (8.7%)
   AT&T                                80,526         1,794
   BellSouth                           46,515         1,952
   CenturyTel                          28,615           778
   SBC Communications                  81,079         3,345
   Sprint Corp. (FON Group)            46,610           997
   Verizon Communications*             64,954         3,577
   WorldCom*                           54,525           995
                                                   --------
                                                     13,438
                                                   --------
--------------------------------------------------------------------------------
                                     SHARES/FACE
                                    AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
WHOLESALE (0.3%)
   Supervalu                           38,355      $    524
                                                   --------
Total Common Stocks
     (Cost $146,553)                                154,000
                                                   --------
REGISTERED INVESTMENT COMPANY (0.4%)
   iSharesSM Russell 1000
     Value Index Fund                  11,040           651
                                                   --------
Total Registered Investment Company
     (Cost $624)                                        651
                                                   --------
REPURCHASE AGREEMENT (0.2%)
   Morgan Stanley Dean Witter
     4.30%, dated 04/30/01, matures
     05/01/01, repurchase price
     $266,465 (collateralized by
     various government
     obligations, total market
     value $273,128)                     $266           266
                                                   --------
Total Repurchase Agreement
     (Cost $266)                                        266
                                                   --------
Total Investments (100.0%)
     (Cost $147,443)                                154,917
                                                   --------
OTHER ASSETS AND LIABILITIES (0.0%)
   Other Assets                                         166
   Investment Advisory Fee Payable                      (69)
   Shareholder Servicing Fee Payable                    (31)
   Other Liabilities                                    (18)
                                                   --------
Total Other Assets and Liabilities, Net                  48
                                                   --------
Total Net Assets (100.0%)                          $154,965
                                                   ========

NET ASSETS CONSIST OF:
Portfolio Shares (unlimited authorization --
   no par value) based on 14,999,092
   outstanding shares of beneficial interest       $148,179
Undistributed net investment income                     152
Accumulated net realized loss on investments           (840)
Net unrealized appreciation on investments            7,474
                                                   --------
Total Net Assets                                   $154,965
                                                   ========
Net Asset Value, Offering and Redemption
   Price Per Share                                   $10.33
                                                   ========
* NON-INCOME PRODUCING SECURITY.
CL -- CLASS
AMOUNTS DESIGNATED AS "--" ROUND TO $0.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
PITCAIRN FUNDS  APRIL 30, 2001


SELECT VALUE FUND

--------------------------------------------------------------------------------

                                       SHARES      VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS (95.8%)
AIR TRANSPORTATION (1.3%)
   AMR Corp/Del*                       23,450      $    894
                                                   --------
APPAREL/TEXTILES (2.2%)
   Jones Apparel Group*                38,420         1,527
                                                   --------
BANKS (12.0%)
   BB&T                                84,295         2,986
   FleetBoston Financial               84,540         3,244
   Mercantile Bankshares               51,445         1,932
                                                   --------
                                                      8,162
                                                   --------
CHEMICALS (4.3%)
   Dow Chemical                        37,600         1,258
   Engelhard                           64,975         1,671
                                                   --------
                                                      2,929
                                                   --------
COMPUTERS & SERVICES (3.3%)
   Compuware*                         143,695         1,477
   Fiserv*                             13,945           772
                                                   --------
                                                      2,249
                                                   --------
DIVERSIFIED MANUFACTURING (3.2%)
   Illinois Tool Works                 33,850         2,145
                                                   --------
DRUGS (5.7%)
   Merck                               22,580         1,715
   Mylan Laboratories                  79,735         2,132
                                                   --------
                                                      3,847
                                                   --------
ELECTRICAL SERVICES (5.0%)
   FPL Group                           32,939         1,973
   TXU                                 32,400         1,424
                                                   --------
                                                      3,397
                                                   --------
ELECTRONIC EQUIPMENT (1.4%)
   Solectron*                          36,245           922
                                                   --------
FINANCIAL SERVICES (5.6%)
   Bear Stearns Companies Inc          27,045         1,360
   Fannie Mae                          30,535         2,451
                                                   --------
                                                      3,811
                                                   --------
FOOD, BEVERAGE & TOBACCO (1.9%)
   McCormick                           32,880         1,292
                                                   --------
HOTELS & LODGING (2.8%)
   Starwood Hotels &
     Resorts Worldwide                 51,785         1,869
                                                   --------

--------------------------------------------------------------------------------

                                       SHARES      VALUE (000)
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS (2.7%)
   Fortune Brands                      58,280        $1,815
                                                   --------
INSURANCE (12.9%)
   Allmerica Financial                 38,165         1,927
   MGIC Investment                     44,390         2,885
   Nationwide Financial
      Services, Cl A                   25,995         1,065
   Torchmark                           76,000         2,880
                                                   --------
                                                      8,757
                                                   --------
LEISURE PRODUCTS (3.3%)
   Brunswick                          111,315         2,233
                                                   --------
MEDICAL PRODUCTS & SERVICES (2.7%)
   Becton Dickinson                    56,030         1,813
                                                   --------
PETROLEUM & FUEL PRODUCTS (11.8%)
   Exxon Mobil                         55,355         4,904
   Noble Affiliates                    35,290         1,534
   USX-Marathon Group                  49,855         1,593
                                                   --------
                                                      8,031
                                                   --------
SPECIALTY CONSTRUCTION (1.3%)
   Quanta Services*                    34,930           897
                                                   --------
TELECOMMUNICATIONS EQUIPMENT (1.3%)
   Antec*                             108,640           895
                                                   --------
TELEPHONE & TELECOMMUNICATION (8.9%)
   SBC Communications                  72,986         3,011
   Sprint Corp. (FON Group)            29,660           634
   Verizon Communications              43,585         2,400
                                                   --------
                                                      6,045
                                                   --------
WHOLESALE (2.2%)
   Supervalu                          111,825         1,529
                                                   --------
Total Common Stocks
     (Cost $56,463)                                  65,059
                                                   --------
REGISTERED INVESTMENT COMPANY (4.0%)
   iSharesSM Russell 1000 Value
     Index Fund                        46,315         2,730
                                                   --------
Total Registered Investment Company
     (Cost $2,680)                                    2,730
                                                   --------

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)



--------------------------------------------------------------------------------
                                   FACE AMOUNT
                                      (000)       VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT (0.2%)
   Morgan Stanley Dean Witter
     4.30%, dated 04/30/01, matures
     05/01/01, repurchase price
     $152,678 (collateralized
     by various government obligations,
     total market value $156,495)        $153       $   153
                                                    -------
Total Repurchase Agreement
     (Cost $153)                                        153
                                                    -------
Total Investments (100.0%)
     (Cost $59,296)                                  67,942
                                                    -------
OTHER ASSETS AND LIABILITIES (0.0%)
   Other Assets                                          73
   Investment Advisory Fee Payable                      (30)
   Shareholder Servicing Fee Payable                    (14)
   Other Liabilities                                    (14)
                                                    -------
Total Other Assets and Liabilities, Net                  15
                                                    -------
Total Net Assets (100.0%)                           $67,957
                                                    =======
NET ASSETS CONSIST OF:
Portfolio Shares (unlimited authorization --
   no par value) based on 6,198,317
   outstanding shares of beneficial interest        $58,257
Undistributed net investment income                      57
Accumulated net realized gain on investments            997
Net unrealized appreciation on investments            8,646
                                                    -------
Total Net Assets                                    $67,957
                                                    =======
Net Asset Value, Offering and Redemption
   Price Per Share                                   $10.96
                                                     ======
*  NON-INCOME PRODUCING SECURITY.
CL -- CLASS
AMOUNTS DESIGNATED AS "--" ROUND TO $0.

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
PITCAIRN FUNDS  APRIL 30, 2001


SMALL CAP VALUE FUND

--------------------------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS (95.9%)
AEROSPACE & DEFENSE (1.1%)
   Alliant Techsystems*                 4,280     $     403
   Gencorp                             29,745           358
                                                  ---------
                                                        761
                                                  ---------
AIR TRANSPORTATION (0.3%)
   Atlas Air Worldwide Holdings*        9,215           234
                                                  ---------
APPAREL/TEXTILES (1.7%)
   Phillips-Van Heusen                 64,190           963
   Polo Ralph Lauren*                   7,475           194
   Russell Corp.                        3,765            72
                                                  ---------
                                                      1,229
                                                  ---------
AUTOMOTIVE (2.4%)
   Dollar Thrifty Automotive Group*    15,535           343
   Oshkosh Trucking                    23,915           932
   Polaris Industries                  11,435           443
                                                  ---------
                                                      1,718
                                                  ---------
BANKS (10.0%)
   Bancwest                            51,160         1,276
   Compass Bancshares                  49,750         1,151
   First Indiana                       14,350           354
   MAF Bancorp                         44,660         1,204
   Provident Bankshares                61,824         1,384
   Texas Regional Bancshares, Cl A     18,000           648
   Webster Financial                   31,855         1,015
                                                  ---------
                                                      7,032
                                                  ---------
BEAUTY PRODUCTS (0.5%)
   Elizabeth Arden*                    19,735           361
                                                  ---------
BUILDING & CONSTRUCTION (1.0%)
   Standard-Pacific                    33,570           685
                                                  ---------
CHEMICALS (1.8%)
   Cytec Industries*                   10,340           338
   OM Group                             4,985           273
   Omnova Solutions                    99,960           648
                                                  ---------
                                                      1,259
                                                  ---------
CONTAINERS & PACKAGING (1.9%)
   Aptargroup                          24,000           758
   Liqui-Box                           13,820           611
                                                  ---------
                                                      1,369
                                                  ---------
DATA PROCESSING (1.5%)
   Intercept Group*                    37,305         1,055
                                                  ---------
--------------------------------------------------------------------------------

                                       SHARES      VALUE (000)
--------------------------------------------------------------------------------
DIVERSIFIED MANUFACTURING (2.1%)
   Harsco                              13,100     $     371
   Teleflex                            22,185         1,085
                                                  ---------
                                                      1,456
                                                  ---------
DRUGS (0.7%)
   AdvancePCS*                          8,320           479
                                                  ---------
ELECTRICAL SERVICES (4.8%)
   Allete                              33,500           816
   Black Hills                         12,815           658
   Cleco                               19,800           891
   Kansas City Power & Light           25,925           677
   WPS Resources                       10,659           352
                                                  ---------
                                                      3,394
                                                  ---------
ELECTRONIC DEVICES (0.8%)
   Sensormatic Electronics*            39,720           576
                                                  ---------
ENTERTAINMENT (0.5%)
   Penn National Gaming*               20,865           340
                                                  ---------
FINANCIAL SERVICES (4.2%)
   Allied Capital Corp. Funds          17,695           412
   Doral Financial                     49,020         1,588
   Raymond James Financial             30,280           919
                                                  ---------
                                                      2,919
                                                  ---------
FOOD, BEVERAGE & TOBACCO (3.0%)
   Constellation Brands, Cl A*          4,850           316
   Del Monte Foods*                    93,580           777
   Smithfield Foods*                    9,415           323
   Suiza Foods*                        11,595           537
   Universal Corp-Va                    3,765           146
                                                  ---------
                                                      2,099
                                                  ---------
FORESTRY (1.6%)
   Rayonier                            25,687         1,126
                                                  ---------
GAS/NATURAL GAS (2.8%)
   New Jersey Resources                19,695           853
   NUI                                  2,735            61
   Piedmont Natural Gas                19,395           690
   Vectren                             14,720           333
                                                  ---------
                                                      1,937
                                                  ---------
HOTELS & LODGING (0.7%)
   Extended Stay America*              15,296           242
   Prime Hospitality*                  21,030           216
                                                  ---------
                                                        458
                                                  ---------

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)



--------------------------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS (1.9%)
   Furniture Brands International*     49,775     $   1,128
   Stanley Furniture*                   8,310           241
                                                  ---------
                                                      1,369
                                                  ---------
INSURANCE (5.7%)
   Fidelity National Financial         10,645           249
   HCC Insurance Holdings              29,735           839
   Liberty                              9,391           336
   Philadelphia Consolidated Holding*  21,235           591
   Radian Group                        11,930           925
   Stancorp Financial Group            23,460         1,073
                                                  ---------
                                                      4,013
                                                  ---------
LEASING & RENTING (1.2%)
   United Rentals*                     42,332           848
                                                  ---------
MACHINERY (4.2%)
   Albany International, Cl A*         27,631           548
   Asyst Technologies*                  9,535           177
   Donaldson                           35,490           982
   Manitowoc                           36,000           990
   Zebra Technologies, Cl A*            6,235           270
                                                  ---------
                                                      2,967
                                                  ---------
MEDICAL PRODUCTS & SERVICES (5.0%)
   Armor Holdings*                     44,286           737
   Cooper Companies                    15,635           694
   First Health Group*                 15,480           805
   Lincare Holdings*                    6,890           344
   MID Atlantic MedicalServices*       46,830           952
                                                  ---------
                                                      3,532
                                                  ---------
METAL & METAL INDUSTRIES (1.9%)
   Circor International                56,905           982
   Precision Castparts                  9,762           365
                                                  ---------
                                                      1,347
                                                  ---------
MISCELLANEOUS BUSINESS SERVICES (1.0%)
   Braun Consulting*                  104,440           585
   Hotel Reservations Network, Cl A*    2,995            94
                                                  ---------
                                                        679
                                                  ---------
PETROLEUM & FUEL PRODUCTS (3.2%)
   Frontier Oil*                       24,830           300
   Helmerich & Payne                    9,195           471
   Noble Affiliates                     9,390           408
   Oceaneering International*          24,550           584
   Vintage Petroleum                   11,745           243
   Wiser Oil*                          33,735           226
                                                  ---------
                                                      2,232
                                                  ---------
PRINTING & PUBLISHING (2.5%)
   John Wiley & Sons, Cl A              9,035           169
--------------------------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
   Meredith                             7,695     $     290
   Scholastic*                         31,240         1,304
                                                  ---------
                                                      1,763
                                                  ---------
REAL ESTATE (1.2%)
   Catellus Development*               53,740           873
                                                  ---------
REAL ESTATE INVESTMENT TRUSTS (9.9%)
   BRE Properties, Cl A                28,200           797
   Cabot Industrial Trust              42,790           833
   Innkeepers USA Trust                88,395         1,003
   Liberty Property Trust              36,070         1,041
   Parkway Properties                  27,770           798
   Rouse                               39,924         1,064
   SL Green Realty                     25,760           737
   Summit Properties                   29,750           716
                                                  ---------
                                                      6,989
                                                  ---------
RESTAURANTS (0.9%)
   Applebees International             15,355           643
                                                  ---------
RETAIL (4.7%)
   Borders Group*                      45,780           852
   Casey's General Stores              27,700           334
   CBRL Group                           8,925           176
   Chico's FAS*                        11,015           491
   Dillards, Cl A                      36,290           615
   Pacific Sunwear of California*      10,270           286
   REX Stores*                         28,720           535
                                                  ---------
                                                      3,289
                                                  ---------
SEMI-CONDUCTORS/INSTRUMENTS (1.1%)
   Dionex*                             14,423           432
   Photronics*                         11,350           326
                                                  ---------
                                                        758
                                                  ---------
SOFTWARE (1.2%)
   JDA Software Group*                 18,720           280
   Structural Dynamics Research*       34,360           567
                                                  ---------
                                                        847
                                                  ---------
SPECIALTY CONSTRUCTION (0.8%)
   Quanta Services*                    20,725           532
                                                  ---------
STEEL & STEEL WORKS (2.2%)
   Reliance Steel & Aluminum           29,460           863
   Worthington Industries              56,900           680
                                                  ---------
                                                      1,543
                                                  ---------
TELECOMMUNICATIONS SERVICES (1.1%)
   Illuminet Holdings*                  9,180           275
   Mastec*                             32,282           473
                                                  ---------
                                                        748
                                                  ---------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
PITCAIRN FUNDS  APRIL 30, 2001


SMALL CAP VALUE FUND--CONCLUDED

--------------------------------------------------------------------------------
                                    SHARES/FACE
                                    AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
TELEPHONE & TELECOMMUNICATION (0.5%)
   Commscope*                          17,610       $   333
                                                    -------
TRANSPORTATION - TRUCKS (2.3%)
   Werner Enterprises                  47,025           936
   Yellow*                             37,765           688
                                                    -------
                                                      1,624
                                                    -------
Total Common Stocks
     (Cost $57,012)                                  67,416
                                                    -------
REGISTERED INVESTMENT COMPANIES (4.2%)
   iSharesSM Dow Jones US
     Internet Index Fund                4,080            83
   iSharesSM Russell 2000
     Index Fund                         7,424           720
   iSharesSM Russell 2000 Value
     Index Fund                        17,640         2,157
                                                    -------
Total Registered Investment Companies
     (Cost $3,039)                                    2,960
                                                    -------
RIGHTS (0.0%)
BANKS (0.0%)
   Bank United*(1)                     21,640             8
                                                    -------
Total Rights
     (Cost $4)                                            8
                                                    -------
SECURITIES PLEDGED (SOLD SHORT) (0.0%)
   First Union                         52,361         1,569
   First Union                        (52,361)       (1,569)
   Modis Professional Services*       221,372         1,151
   Modis Professional Services*      (221,372)       (1,151)
                                                    -------
Total Securities Pledged (Sold Short)
     (Cost $-5,421)                                      --
                                                    -------
REPURCHASE AGREEMENT (0.6%)
   JP Morgan
     4.58%, dated 04/30/01, matures
     05/01/01, repurchase price $389,841
     (collateralized by various
      government obligations, total
      market value
     $397,024)                           $389           389
                                                    -------
Total Repurchase Agreement
     (Cost $389)                                        389
                                                    -------
Total Investments (100.7%)
     (Cost $55,023)                                  70,773
                                                    -------
--------------------------------------------------------------------------------

                                                    VALUE (000)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-0.7%)
   Other Assets                                     $   485
   Deposits for Securities Sold Short                 2,331
   Margin Loans from Brokers                         (1,756)
   Investment Advisory Fee Payable                      (29)
   Shareholder Servicing Fee Payable                    (14)
   Other Liabilities                                 (1,477)
                                                    -------
Total Other Assets and Liabilities, Net                (460)
                                                    -------
Total Net Assets (100.0%)                           $70,313
                                                    =======
NET ASSETS CONSIST OF:
Portfolio Shares (unlimited authorization --
   no par value) based on 6,242,092
   outstanding shares of beneficial interest        $54,819
Undistributed net investment income                     152
Accumulated net realized loss on investments           (408)
Net unrealized appreciation on investments           15,750
                                                    -------
Total Net Assets                                    $70,313
                                                    =======
Net Asset Value, Offering and Redemption
   Price Per Share                                   $11.26
                                                     ======
* NON-INCOME PRODUCING SECURITY.
(1) THESE RIGHTS REPRESENT A POTENTIAL DISTRIBUTION SETTLEMENT IN A LEGAL CLAIM AND DO NOT HAVE A STRIKE PRICE OR EXPIRATION DATE.
CL -- CLASS
 AMOUNTS DESIGNATED AS "--" ROUND TO $0.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
8

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


DIVERSIFIED GROWTH FUND

--------------------------------------------------------------------------------

                                      SHARES     VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS (96.9%)
BEAUTY PRODUCTS (0.8%)
   Colgate-Palmolive                    9,015     $     503
   Gillette                            20,590           584
                                                  ---------
                                                      1,087
                                                  ---------
BIOTECHNOLOGY (2.9%)
   Amgen*                              28,925         1,768
   Biogen*                             14,471           936
   Celera Genomics Group - Applera*     7,595           313
   Genentech*                           8,196           430
   Incyte Genomics*                    15,440           249
                                                  ---------
                                                      3,696
                                                  ---------
BROADCASTING, NEWSPAPERS & ADVERTISING (5.6%)
   AOL Time Warner*                    96,387         4,868
   Clear Channel Communications*       10,550           589
   Viacom, Cl B*                       30,341         1,580
                                                  ---------
                                                      7,037
                                                  ---------
COMPUTER HARDWARE (3.5%)
   Adaptec*                            37,215           418
   Cisco Systems*                     207,627         3,525
   Juniper Networks*                    5,075           300
   Network Appliance*                   7,615           173
                                                  ---------
                                                      4,416
                                                  ---------
COMPUTERS & SERVICES (8.8%)
   Brocade Communications System*       6,005           228
   Compaq Computer                     29,090           509
   Dell Computer*                      51,765         1,358
   EMC-Mass                            61,924         2,452
   Gateway*                            28,985           551
   Hewlett-Packard                     20,440           581
   International Business Machines     34,263         3,945
   Sun Microsystems*                   87,810         1,503
                                                  ---------
                                                     11,127
                                                  ---------
DATA PROCESSING (0.5%)
   Automatic Data Processing           11,550           627
                                                  ---------
DIVERSIFIED MANUFACTURING (9.5%)
   General Electric                   248,453        12,057
                                                  ---------
DRUGS (15.3%)
   American Home Products              20,890         1,206
   Andrx Group*                         9,815           579
   Bristol-Myers Squibb                33,327         1,866
   Eli Lilly                           24,725         2,102
   Merck                               38,773         2,946
   Pfizer                             174,238         7,544
   Pharmacia                           26,548         1,387
   Schering-Plough                     44,870         1,729
                                                  ---------
                                                     19,359
                                                  ---------
--------------------------------------------------------------------------------

                                      SHARES     VALUE (000)
--------------------------------------------------------------------------------
ELECTRICAL SERVICES (0.9%)
   Calpine*                            21,080     $   1,201
                                                  ---------
ELECTRONIC COMPONENTS (0.4%)
   AVX                                 26,890           499
                                                  ---------
ELECTRONIC EQUIPMENT (1.0%)
   Sanmina*                            30,337           884
   Solectron*                          16,970           432
                                                  ---------
                                                      1,316
                                                  ---------
FINANCIAL SERVICES (1.4%)
   Charles Schwab                      38,571           764
   MBNA                                15,595           556
   Providian Financial                  8,685           463
                                                  ---------
                                                      1,783
                                                  ---------
FOOD, BEVERAGE & TOBACCO (2.6%)
   Coca-Cola                           52,392         2,420
   Sysco                               29,766           837
                                                  ---------
                                                      3,257
                                                  ---------
GAS/NATURAL GAS (0.7%)
   Enron                               14,030           880
                                                  ---------
INTERNET SERVICES (0.3%)
   VeriSign*                            6,565           337
                                                  ---------
MEDICAL PRODUCTS & SERVICES (2.2%)
   Guidant*                            14,510           595
   Medtronic                           33,965         1,515
   Minimed*                            16,195           647
                                                  ---------
                                                      2,757
                                                  ---------
MISCELLANEOUS BUSINESS SERVICES (2.5%)
   Cendant*                            55,290           981
   Computer Sciences*                  11,915           425
   Electronic Data Systems             13,145           848
   Paychex                             14,890           515
   Robert Half International*          16,308           453
                                                  ---------
                                                      3,222
                                                  ---------
MOTORCYCLES (0.3%)
   Harley-Davidson                      9,270           427
                                                  ---------
PETROLEUM & FUEL PRODUCTS (1.1%)
   Weatherford International*          23,165         1,349
                                                  ---------
RETAIL (9.2%)
   Family Dollar Stores                35,165           897
   Gap                                 17,635           489
   Home Depot                          70,912         3,340
   Staples*                            49,905           812
   Wal-Mart Stores                     74,768         3,868
   Walgreen                            19,690           842
   Whole Foods Market*                 14,315           696
   Williams-Sonoma*                    21,894           658
                                                  ---------
                                                     11,602
                                                  ---------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
PITCAIRN FUNDS  APRIL 30, 2001


DIVERSIFIED GROWTH FUND--CONCLUDED

--------------------------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
SEMI-CONDUCTORS/INSTRUMENTS (11.6%)
   Agilent Technologies*               12,949     $     505
   Altera*                             21,050           532
   Applied Materials*                  32,538         1,777
   Broadcom*                            7,440           309
   Conexant Systems*                   25,749           277
   Cree*                               14,970           322
   Intel                              179,966         5,563
   International Rectifier*            13,065           725
   JDS Uniphase*                       32,524           696
   Microchip Technology*               17,633           510
   Micron Technology*                  12,220           555
   Novellus Systems*                   15,612           861
   PMC - Sierra*                        3,740           156
   Texas Instruments                   48,269         1,868
                                                  ---------
                                                     14,656
                                                  ---------
SOFTWARE (10.6%)
   BEA Systems*                         9,760           399
   Citrix Systems*                     24,509           696
   Compuware*                          53,635           551
   Electronic Arts                     14,863           842
   Microsoft*                         108,996         7,384
   Oracle*                            104,844         1,694
   Peoplesoft*                         21,440           794
   Siebel Systems*                      8,620           393
   Veritas Software*                   10,706           638
                                                  ---------
                                                     13,391
                                                  ---------
ELECOMMUNICATIONS EQUIPMENT (1.6%)
   Antec*                              38,185           315
   Lucent Technologies                 85,816           859
   Motorola                            26,472           412
   Tellabs*                            12,654           444
                                                  ---------
                                                      2,030
                                                  ---------
TELEPHONE & TELECOMMUNICATION (3.6%)
   ADC Telecommunications*             23,355           175
   CIENA*                               7,805           430
   Corning                             23,015           506
   Nextel Communications, Cl A*        15,170           246
   Qualcomm*                           17,958         1,030
   Qwest Communications
     International*                    12,195           499
   Sprint Corp. (PCS Group)*           14,315           367
   VoiceStream Wireless                 6,352           667
   WorldCom*                           34,392           628
                                                  ---------
                                                      4,548
                                                  ---------
Total Common Stocks
     (Cost $164,905)                                122,661
                                                  ---------
--------------------------------------------------------------------------------
                                     SHARES/FACE
                                    AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
REGISTERED INVESTMENT COMPANIES (1.4%)
   iSharesSM Dow Jones US
     Internet Index Fund*              21,671     $     441
   iSharesSM S&P MidCap 400/
     BARRA Growth Index Fund           11,690         1,346
                                                  ---------
Total Registered Investment Companies
     (Cost $2,637)                                    1,787
                                                  ---------
UNIT INVESTMENT TRUSTS (1.5%)
   Internet HOLDRs Trust*              18,000           790
   Nasdaq 100 Share Index*             23,331         1,077
                                                  ---------
Total Unit Investment Trusts
     (Cost $2,611)                                    1,867
                                                  ---------
REPURCHASE AGREEMENT (0.2%)
   Morgan Stanley Dean Witter 4.30%,
     dated 04/30/01, matures 05/01/01,
     repurchase price $230,727
    (collateralized by various
    government obligations,
     total market value $236,496)        $231           231
                                                  ---------
Total Repurchase Agreement
     (Cost $231)                                        231
                                                  ---------
Total Investments (100.0%)
     (Cost $170,384)                                126,546
                                                  ---------
OTHER ASSETS AND LIABILITIES (0.0%)
   Other Assets                                          79
   Investment Advisory Fee Payable                      (62)
   Shareholder Servicing Fee Payable                    (24)
   Other Liabilities                                     (1)
                                                  ---------
Total Other Assets and Liabilities, Net                  (8)
                                                  ---------
Total Net Assets (100.0%)                         $ 126,538
                                                  =========
NET ASSETS CONSIST OF:
Portfolio Shares (unlimited authorization --
   no par value) based on 18,411,495
   outstanding shares of beneficial interest       $178,867
Accumulated net investment loss                        (370)
Accumulated net realized loss on investments         (8,121)
Net unrealized depreciation on investments          (43,838)
                                                  ---------
Total Net Assets                                   $126,538
                                                  =========
Net Asset Value, Offering and Redemption
   Price Per Share                                    $6.87
                                                      =====
* NON-INCOME PRODUCING SECURITY.
CL -- CLASS


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


SELECT GROWTH FUN

--------------------------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS (99.4%)
COMPUTERS & SERVICES (12.7%)
   Dell Computer*                      60,000     $   1,574
   EMC-Mass                            62,300         2,467
   Hewlett-Packard                     35,100           998
   McData, Cl A*                        2,145            49
   Sun Microsystems*                   60,400         1,034
                                                  ---------
                                                      6,122
                                                  ---------
DATA PROCESSING (8.7%)
   Automatic Data Processing           40,200         2,181
   First Data                          30,200         2,037
                                                  ---------
                                                      4,218
                                                  ---------
DIVERSIFIED MANUFACTURING (5.6%)
   General Electric                    56,200         2,727
                                                  ---------
DRUGS (11.1%)
   Merck                               33,500         2,545
   Pfizer                              65,400         2,832
                                                  ---------
                                                      5,377
                                                  ---------
E-COMMERCE SERVICES (3.5%)
   eBay*                               33,200         1,676
                                                  ---------
FINANCIAL SERVICES (4.8%)
   Charles Schwab                      69,000         1,366
   T Rowe Price Group                  26,700           928
                                                  ---------
                                                      2,294
                                                  ---------
MEDICAL PRODUCTS & SERVICES (3.6%)
   Medtronic                           39,000         1,740
                                                  ---------
MOTORCYCLES (5.9%)
   Harley-Davidson                     62,400         2,876
                                                  ---------
RETAIL (16.1%)
   Home Depot                          64,500         3,038
   Staples*                            63,100         1,027
   Tiffany                             34,100         1,106
   Wal-Mart Stores                     50,600         2,618
                                                  ---------
                                                      7,789
                                                  ---------
SEMI-CONDUCTORS/INSTRUMENTS (7.4%)
   Intel                              115,700         3,576
                                                  ---------
SOFTWARE (13.9%)
   Cisco Systems*                     140,400         2,384
   Microsoft*                          52,400         3,550
   Veritas Software*                   13,300           793
                                                  ---------
                                                      6,727
                                                  ---------
--------------------------------------------------------------------------------
                                     SHARES/FACE
                                    AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
TELEPHONE & TELECOMMUNICATION (6.1%)
   JDS Uniphase*                       24,600     $     526
   Nokia OYJ ADR                       70,200         2,400
                                                  ---------
                                                      2,926
                                                  ---------
Total Common Stocks
     (Cost $64,717)                                  48,048
                                                  ---------
REPURCHASE AGREEMENT (0.7%)
   Morgan Stanley Dean Witter
    4.30%, dated 04/30/01,
    matures 05/01/01,
    repurchase price $340,326
    (collateralized by various
    government obligations,
    total market value $348,836)        $340           340
                                                  ---------
Total Repurchase Agreement
     (Cost $340)                                        340
                                                  ---------
Total Investments (100.1%)
     (Cost $65,057)                                  48,388
                                                  ---------
OTHER ASSETS AND LIABILITIES (-0.1%)
   Other Assets                                           4
   Investment Advisory Fee Payable                      (22)
   Shareholder Servicing Fee Payable                     (9)
   Other Liabilities                                     (4)
                                                  ---------
Total Other Assets and Liabilities, Net                 (31)
                                                  ---------
Total Net Assets (100.0%)                           $48,357
                                                  =========
NET ASSETS CONSIST OF:
Portfolio Shares (unlimited authorization --
   no par value) based on 7,022,921
   outstanding shares of beneficial interest        $67,290
Accumulated net investment loss                        (141)
Accumulated net realized loss on investments         (2,123)
Net unrealized depreciation on investments          (16,669)
                                                  ---------
Total Net Assets                                  $  48,357
                                                  =========
Net Asset Value, Offering and Redemption
   Price Per Share                                    $6.89
                                                      =====
* NON-INCOME PRODUCING SECURITY.
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
PITCAIRN FUNDS  APRIL 30, 2001


SMALL CAP GROWTH FUND

--------------------------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS (96.1%)
AIR TRANSPORTATION (8.1%)
   Atlantic Coast Airlines Holdings*   36,800     $     891
   EGL*                                25,000           593
   Expeditors International Washington  6,200           310
   Ryanair Holdings ADR*                8,800           454
   Skywest                             50,400         1,336
                                                  ---------
                                                      3,584
                                                  ---------
APPAREL/TEXTILES (0.8%)
   Columbia Sportswear*                 5,400           368
                                                  ---------
BANKS (1.5%)
   Boston Private Financial Holdings   10,600           208
   Southwest Bancorp of Texas*         13,500           452
                                                  ---------
                                                        660
                                                  ---------
BROADCASTING, NEWSPAPERS & ADVERTISING (2.7%)
   Entercom Communications*             6,300           287
   Mediacom Communications*            34,700           703
   Radio One, Cl D*                    11,500           199
                                                  ---------
                                                      1,189
                                                  ---------
BUILDING & CONSTRUCTION SUPPLIES (0.7%)
   Mobile Mini*                        10,300           305
                                                  ---------
COMMUNICATIONS EQUIPMENT (1.6%)
   Optimal Robotics*                   21,900           717
                                                  ---------
COMPUTER HARDWARE (1.1%)
   Emulex*                             13,600           488
                                                  ---------
DATA PROCESSING (2.1%)
   Choicepoint*                        14,250           529
   eFunds*                             21,800           425
                                                  ---------
                                                        954
                                                  ---------
DRUGS (8.6%)
   AdvancePCS*                          6,300           363
   Alkermes*                           25,300           775
   Amerisource Health, Cl A*           11,000           594
   Biopure*                            11,100           296
   Cubist Pharmaceuticals*             20,900           650
   ICN Pharmaceuticals Inc-New         20,000           512
   Immunogen*                          13,600           272
   Pharmacopeia*                       19,600           382
                                                  ---------
                                                      3,844
                                                  ---------
ELECTRICAL SERVICES (4.3%)
   Active Power*                       17,800           398
   Black Hills                          7,800           401
   Orion Power Holdings*               16,200           522
   Utilicorp United                    16,000           565
                                                  ---------
                                                      1,886
                                                  ---------
--------------------------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
ELECTRICAL TECHNOLOGY (0.6%)
   FuelCell Energy*                     3,900     $     269
                                                  ---------
ELECTRONIC COMPONENTS (1.6%)
   Merix*                              15,000           292
   Pixelworks*                         19,100           434
                                                  ---------
                                                        726
                                                  ---------
FINANCIAL SERVICES (2.0%)
   Eaton Vance                         17,900           578
   Investment Technology Group*         6,300           307
                                                  ---------
                                                        885
                                                  ---------
FOOD, BEVERAGE & TOBACCO (4.3%)
   Dreyer's Grand Ice Cream             7,900           203
   Hain Celestial Group*               15,300           383
   Panera Bread, Cl A*                 12,100           365
   Performance Food Group*             10,200           550
   Whole Foods Market*                  8,000           389
                                                  ---------
                                                      1,890
                                                  ---------
INTERNET (0.8%)
   Avocent*                            15,100           376
                                                  ---------
MEASURING DEVICES (1.2%)
   Photon Dynamics*                    16,600           515
                                                  ---------
MEDICAL PRODUCTS & SERVICES (15.5%)
   Accredo Health*                     12,150           414
   Align Technology*                   17,600           154
   Arthrocare*                         24,000           451
   Charles River Laboratories
     International*                    20,100           498
   COR Therapeutics*                   24,400           756
   Cyberonics*                         23,500           268
   Eclipsys*                           26,500           535
   ImClone Systems*                     5,000           202
   Inhale Therapeutic Systems*         24,500           816
   North American Scientific*          22,700           301
   Orthodontic Centers of America*     22,000           599
   Pharmaceutical Product
     Development*                      11,600           691
   Renal Care Group*                   11,200           320
   Syncor International Corp-Del*       6,500           229
   Xoma Ltd.*                          55,800           624
                                                  ---------
                                                      6,858
                                                  ---------
MISCELLANEOUS BUSINESS SERVICES (7.1%)
   Career Education*                   24,500         1,234
   Corporate Executive Board*          13,000           432
   CoStar Group*                       32,800           763
   Iron Mountain*                      17,200           622
   Sapient*                             7,900           106
                                                  ---------
                                                      3,157
                                                  ---------

-------------------------------------------------------------------------------
                                                                     (UNAUDITED)



--------------------------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
 PETROLEUM & FUEL PRODUCTS (12.2%)
   CAL Dive International*             41,400     $   1,160
   Dril-Quip*                          19,000           619
   National-Oilwell*                   27,900         1,103
   Newfield Exploration*               12,900           464
   Shaw Group*                         18,000         1,026
   Universal Compression Holdings*     29,300         1,055
                                                  ---------
                                                      5,427
                                                  ---------
RESTAURANTS (1.3%)
   Ruby Tuesday                        30,300           577
                                                  ---------
RETAIL (5.9%)
   AFC Enterprises*                    21,000           499
   Copart*                             29,300           671
   Factory 2-U Stores*                 12,900           336
   HOT Topic*                          14,300           478
   O'Charleys*                         18,900           372
   Pacific Sunwear of California*       9,500           265
                                                  ---------
                                                      2,621
                                                  ---------
SCHOOLS (4.3%)
   Bright Horizons Family Solutions*    9,600           239
   DeVry*                              16,500           522
   Education Management*               14,000           438
   SmartForce ADR*                     19,300           695
                                                  ---------
                                                      1,894
                                                  ---------
SEMI-CONDUCTORS/INSTRUMENTS (3.1%)
   Exar*                               10,400           303
   Tripath Technology*                 39,500           304
   Veeco Instruments*                   8,000           402
   Virata*                             27,000           367
                                                  ---------
                                                      1,376
                                                  ---------
SOFTWARE (3.1%)
   Caminus*                            18,300           604
   I-Many*                             44,400           600
   SynQuest*                           54,600           152
                                                  ---------
                                                      1,356
                                                  ---------
TELEPHONE & TELECOMMUNICATION (0.5%)
   SBA Communications*                  6,800           232
                                                  ---------
TRUCKING (1.1%)
   Forward Air*                        13,700           475
                                                  ---------
Total Common Stocks
     (Cost $39,553)                                  42,629
                                                  ---------
REGISTERED INVESTMENT COMPANY (0.6%)
   iSharesSM Russell 2000
     Growth Index Fund                  4,300           264
                                                  ---------
Total Registered Investment Company
     (Cost $233)                                        264
                                                  ---------
--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT (2.9%)
   JP Morgan
     4.58%, dated 04/30/01, matures
     05/01/01, repurchase price
     $1,303,521 (collateralized by
     various government obligations,
     total market value $1,331,686)    $1,303     $   1,303
                                                  ---------
Total Repurchase Agreement
     (Cost $1,303)                                    1,303
                                                  ---------
Total Investments (99.6%)
     (Cost $41,089)                                  44,196
                                                  ---------
OTHER ASSETS AND LIABILITIES (0.4%)
   Other Assets                                         220
   Investment Advisory Fee Payable                      (22)
   Shareholder Servicing Fee Payable                     (8)
   Other Liabilities                                    (11)
                                                  ---------
Total Other Assets and Liabilities, Net                 179
                                                  ---------
Total Net Assets (100.0%)                         $  44,375
                                                  =========
NET ASSETS CONSIST OF:
Portfolio Shares (unlimited authorization --
   no par value) based on 6,047,655
   outstanding shares of beneficial interest      $  56,897
Accumulated net investment loss                        (210)
Accumulated net realized loss on investments        (15,419)
Net unrealized appreciation on investments            3,107
                                                  ---------
Total Net Assets                                  $  44,375
                                                  =========
Net Asset Value, Offering and Redemption
   Price Per Share                                    $7.34
                                                      =====
* NON-INCOME PRODUCING SECURITY.
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
PITCAIRN FUNDS  APRIL 30, 2001


FAMILY HERITAGE(R) FUND

--------------------------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS (93.1%)
AEROSPACE & DEFENSE (1.4%)
   General Dynamics                    16,716     $   1,288
                                                  ---------
AIR TRANSPORTATION (0.3%)
   EGL*                                11,960           284
                                                  ---------
AUTOMOTIVE (2.3%)
   Ford Motor                          69,595         2,052
                                                  ---------
BANKS (8.6%)
   Commerce Bancshares                 82,116         2,784
   Northern Trust                      75,531         4,912
                                                  ---------
                                                      7,696
                                                  ---------
BEAUTY PRODUCTS (1.5%)
   Estee Lauder, Cl A                  33,075         1,315
                                                  ---------
BIOTECHNOLOGY (0.7%)
   Luminex*                            17,460           245
   Tularik*                            17,350           376
                                                  ---------
                                                        621
                                                  ---------
BROADCASTING, NEWSPAPERS & ADVERTISING (3.4%)
   Comcast, Cl A*                      49,185         2,160
   Havas Advertising ADR*              24,027           311
   Knight Ridder                       10,038           544
                                                  ---------
                                                      3,015
                                                  ---------
BUILDING & CONSTRUCTION (0.5%)
   Toll Brothers*                      11,265           400
                                                  ---------
CHEMICALS (2.6%)
   Brady                               15,621           512
   Rohm & Haas                         22,319           767
   Sigma-Aldrich                       22,246         1,024
                                                  ---------
                                                      2,303
                                                  ---------
COMPUTERS & SERVICES (3.5%)
   Gateway*                            27,960           531
   Hewlett-Packard                     91,930         2,614
                                                  ---------
                                                      3,145
                                                  ---------
CONTAINERS & PACKAGING (0.9%)
   Bemis                               22,007           828
                                                  ---------
DIVERSIFIED MANUFACTURING (3.1%)
   AO Smith                            23,412           448
   Danaher                             10,480           587
   Illinois Tool Works                 20,903         1,325
   Lancaster Colony                    14,837           448
                                                  ---------
                                                      2,808
                                                  ---------
DRUGS (5.2%)
    Eli Lilly                          50,125         4,261
  Tanox*                               14,110           357
                                                  ---------
                                                      4,618
                                                  ---------
--------------------------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT (3.2%)
   Hubbell, Cl B                       19,308     $     533
   Molex, Cl A                         41,875         1,327
   Vishay Intertechnology*             40,796         1,018
                                                  ---------
                                                      2,878
                                                  ---------
ENGINEERING (0.6%)
   Jacobs Engineering Group*            8,245           544
                                                  ---------
ENTERTAINMENT (1.3%)
   Carnival                            45,296         1,200
                                                  ---------
FINANCIAL SERVICES (2.1%)
   Charles Schwab                      46,880           928
   Federated Investors, Cl B           33,840           986
                                                  ---------
                                                      1,914
                                                  ---------
FOOD, BEVERAGE & TOBACCO (3.4%)
   Campbell Soup                       32,798           998
   McCormick                           15,242           599
   Ralston Purina Group                48,860         1,485
                                                  ---------
                                                      3,082
                                                  ---------
HOTELS & LODGING (0.6%)
   Marriott International, Cl A        10,679           490
                                                  ---------
INDUSTRIAL PARTS (0.8%)
   WW Grainger                         19,080           740
                                                  ---------
INSURANCE (6.4%)
   Alleghany*                           3,699           742
   Berkshire Hathaway, Cl B*              738         1,679
   Philadelphia Consolidated Holding*  46,475         1,294
   Progressive Corp-Ohio               17,423         2,035
                                                  ---------
                                                      5,750
                                                  ---------
MEDICAL PRODUCTS & SERVICES (6.0%)
   Hillenbrand Industries              37,237         1,880
   Stryker                             44,305         2,627
   West Pharmaceutical Services        29,795           821
                                                  ---------
                                                      5,328
                                                  ---------
MISCELLANEOUS BUSINESS SERVICES (1.5%)
   Paychex                             38,555         1,332
                                                  ---------
PETROLEUM & FUEL PRODUCTS (5.6%)
   Amerada Hess                        19,464         1,703
   Mitchell Energy &
     Development, Cl A                 20,064         1,114
   Murphy Oil                          15,873         1,302
   Vintage Petroleum                   45,565           941
                                                  ---------
                                                      5,060
                                                  ---------
PETROLEUM REFINING (0.7%)
   Sunoco                              15,660           595
                                                  ---------

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)



--------------------------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
PRINTING & PUBLISHING (1.6%)
   Dow Jones & Company                 12,850       $   697
   McGraw-Hill                         10,735           695
                                                    -------
                                                      1,392
                                                    -------
RETAIL (7.6%)
   Albertson's                         19,901           665
   Barnes & Noble*                     19,660           625
   Gap Inc.                            45,251         1,254
   Wal-Mart Stores                     82,270         4,257
                                                    -------
                                                      6,801
                                                    -------
SEMI-CONDUCTORS/INSTRUMENTS (2.6%)
   Agilent Technologies*               17,898           698
   Broadcom, Cl A*                     12,210           507
   Marvell Technology*                 44,996         1,134
                                                    -------
                                                      2,339
                                                    -------
SOFTWARE (8.3%)
   Microsoft*                          77,105         5,224
   Oracle*                            135,290         2,186
                                                    -------
                                                      7,410
                                                    -------
STEEL & STEEL WORKS (0.6%)
   Worthington Industries              48,690           582
                                                    -------
TELEPHONE & TELECOMMUNICATION (5.6%)
   Global Crossing Ltd*                33,825           424
   Qualcomm*                           34,335         1,969
   Qwest Communications
     International*                    23,030           942
   Vivendi Universal ADR               24,442         1,662
                                                    -------
                                                      4,997
                                                    -------
TRUCKING (0.6%)
   Werner Enterprises                  28,550           568
                                                    -------
Total Common Stocks
     (Cost $83,866)                                  83,375
                                                    -------
REGISTERED INVESTMENT COMPANY (1.7%)
   iSharesSM Russell 1000
     Index Fund                        23,065         1,524
                                                    -------
Total Registered Investment Company
     (Cost $1,717)                                    1,524
                                                    -------
UNIT INVESTMENT TRUSTS (5.1%)
   Internet HOLDRs Trust*              29,800         1,308
   Standard & Poor's 500 Index SPDR    26,000         3,248
                                                    -------
Total Unit Investment Trusts
     (Cost $5,029)                                    4,556
                                                    -------
--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT (0.0%)
   Morgan Stanley Dean Witter
     4.30%, dated 04/30/01, matures
     05/01/01, repurchase price
     $43,313 (collateralized by
     various government obligations,
     total market value $44,396)          $43       $    43
                                                    -------
Total Repurchase Agreement
     (Cost $43)                                          43
                                                    -------
Total Investments (99.9%)
     (Cost $90,655)                                  89,498
                                                    -------
OTHER ASSETS AND LIABILITIES (0.1%)
   Other Assets                                         248
   Investment Advisory Fee Payable                      (56)
   Shareholder Servicing Fee Payable                    (17)
   Other Liabilities                                    (54)
                                                    -------
Total Other Assets and Liabilities, Net                 121
                                                    -------
Total Net Assets (100.0%)                           $89,619
                                                    =======
NET ASSETS CONSIST OF:
Portfolio Shares (unlimited authorization --
   no par value) based on 9,890,439
   outstanding shares of beneficial interest        $95,515
Distributions in excess of net investment income        (78)
Accumulated net realized loss on investments         (4,661)
Net unrealized depreciation on investments           (1,157)
                                                    -------
Total Net Assets                                    $89,619
                                                    =======
Net Asset Value, Offering and Redemption
   Price Per Share                                    $9.06
                                                      =====
* NON-INCOME PRODUCING SECURITY.
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS
SPDR -- STANDARD & POOR'S DEPOSITORY RECEIPT

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
PITCAIRN FUNDS  APRIL 30, 2001


INTERNATIONAL EQUITY FUND

--------------------------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
FOREIGN COMMON STOCKS (99.0%)
BELGIUM (0.0%)
   Fortis (B)                              45     $       1
   Fortis (B) Rights*                       5            --
   Fortis (B) STRIP*                    3,170            --
   Fortis (Netherlands)                     6            --
                                                  ---------
                                                          1
                                                  ---------
BRAZIL (0.3%)
   Embratel Participacoes ADR          54,231           492
   Tele Celular Sul Participacoes ADR       2            --
   Tele Centro Oeste Celular
     Participacoes ADR                      7            --
   Tele Leste Celular Participacoes ADR     2            --
   Tele Nordeste Celular
     Participacoes ADR                      3            --
   Tele Norte Celular
     Participacoes ADR                      1            --
   Telecomunicacoes Brasileiras ADR*   38,530            --
   Telemig Celular Participacoes ADR        3            --
                                                  ---------
                                                        492
                                                  ---------
CANADA (0.8%)
   Nortel Networks                     71,233         1,085
                                                  ---------
CHINA (3.3%)
   China Mobile (Hong Kong) Ltd.*     505,500         2,482
   China Unicom*                    1,630,000         2,289
                                                  ---------
                                                      4,771
                                                  ---------
FRANCE (15.1%)
   Alstom                              55,548         1,601
   Aventis                             66,197         5,124
   Carrefour Supermarche               25,960         1,497
   European Aeronautic
     Defense and Space                 73,880         1,343
   Sanofi-Synthelabo                   26,020         1,559
   Suez Lyonnaise des Eaux             18,695         2,761
   Total Fina Elf                      19,645         2,926
   Valeo                               38,922         1,794
   Vivendi Universal                   49,214         3,406
                                                  ---------
                                                     22,011
                                                  ---------
GERMANY (5.9%)
   Allianz                              8,215         2,363
   DaimlerChrysler                     35,804         1,792
   E.ON                                44,092         2,215
   Ergo Versicherungsgruppe                23             3
   Muenchener Rueckversicherungs        8,030         2,275
                                                  ---------
                                                      8,648
                                                  ---------
--------------------------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
HONG KONG (3.0%)
   Hutchison Whampoa                  133,400     $   1,441
   MTR*                               212,000           366
   Sun Hung Kai Properties Ltd.       269,000         2,501
                                                  ---------
                                                      4,308
                                                  ---------
ITALY (7.5%)
   Banca Nazionale Del Lavoro         671,090         2,136
   ENI-Ente Nazionale Idrocarburi     483,292         3,308
   Gucci Group ADR                     21,786         1,984
   Mediaset                           187,872         2,189
   TIM                                202,058         1,388
                                                  ---------
                                                     11,005
                                                  ---------
JAPAN (19.4%)
   Bridgestone                        146,000         1,682
   Fujitsu Ltd.                        83,000         1,142
   Kao                                 77,000         1,957
   Matsushita Communication             7,700           424
   Mizuho Holding                         416         2,563
   Murata Manufacturing Ltd.           19,900         1,674
   Nissan Motor Company Ltd.          447,000         3,065
   Nomura Securities Ltd.             105,000         2,218
   NTT Docomo                             157         3,228
   Rohm Ltd.                           13,900         2,453
   Sharp                              178,000         2,448
   Shohkoh Fund Ltd.                    6,950         1,041
   Takeda Chemical Industries Ltd.     45,000         2,171
   Takefuji                            11,200           878
   Yamanouchi Pharmaceutical Ltd.      47,000         1,301
                                                  ---------
                                                     28,245
                                                  ---------
NETHERLANDS (14.4%)
   ING Groep                           28,123         1,919
   Koninklijke Ahold                  117,933         3,660
   Royal Dutch Petroleum               38,416         2,296
   Royal KPN                          283,533         3,464
   Unilever                            68,866         3,895
   VNU                                 89,206         3,705
   Wolters Kluwer                      74,683         2,064
                                                  ---------
                                                     21,003
                                                  ---------
SINGAPORE (1.2%)
   DBS Group Holdings                 207,000         1,807
                                                  ---------

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


--------------------------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
SOUTH KOREA (2.5%)
   Korea Telecom ADR                   40,483     $   1,119
   Pohang Iron & Steel ADR             35,464           710
   Samsung Electronics GDR              8,764           812
   SK Telecom Ltd. ADR                 50,766         1,069
                                                  ---------
                                                      3,710
                                                  ---------
SPAIN (3.2%)
   Repsol YPF                         113,733         2,107
   Telefonica                         149,275         2,525
                                                  ---------
                                                      4,632
                                                  ---------
SWEDEN (1.0%)
   Telefonaktiebolaget LM Ericsson    229,342         1,474
                                                  ---------
SWITZERLAND (2.1%)
   Novartis*                            1,940         3,015
                                                  ---------
THAILAND (0.0%)
   Siam Commercial Bank Warrants*      59,533             6
                                                  ---------
TURKEY (0.1%)
   Turkcell Iletisim Hizmet ADR*       43,338           184
                                                  ---------
UNITED KINGDOM (19.2%)
   AstraZeneca                         55,290         2,574
   BAE Systems                        688,844         3,262
   Cable & Wireless                   179,045         1,315
   Colt Telecom Group*                102,403         1,414
   Diageo                             289,085         3,040
   GlaxoSmithKline                    124,324         3,285
   HSBC Holdings                      230,382         3,036
   Railtrack Group                    112,609           789
   Reed International                 422,880         4,193
   Vodafone Group                   1,667,765         5,065
                                                  ---------
                                                     27,973
                                                  ---------
Total Foreign Common Stocks
     (Cost $146,042)                                144,370
                                                  ---------
--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT (0.5%)
   Morgan Stanley Dean Witter
     4.30%, dated 04/30/01,
     matures 05/01/01, repurchase
     price $675,901 (collateralized
     by various government
     obligations, total market value
     $692,801)                           $676     $     676
                                                  ---------
Total Repurchase Agreement
     (Cost $676)                                        676
                                                  ---------
Total Investments (99.5%)
     (Cost $146,718)                                145,046
                                                  ---------
OTHER ASSETS AND LIABILITIES (0.5%)
   Other Assets                                       1,372
   Investment Advisory Fee Payable                     (100)
   Shareholder Servicing Fee Payable                    (29)
   Other Liabilities                                   (509)
                                                  ---------
Total Other Assets and Liabilities, Net                 734
                                                  ---------
Total Net Assets (100.0%)                          $145,780
                                                  =========
NET ASSETS CONSIST OF:
Portfolio Shares (unlimited authorization --
   no par value) based on 18,126,557
   outstanding shares of beneficial interest       $149,719
Undistributed net investment income                     260
Accumulated net realized loss on investments         (2,891)
Net unrealized appreciation on forward
   foreign currency contracts, foreign currency,
   and other assets and liabilities denominated
   in foreign currency                                  364
Net unrealized depreciation on investments           (1,672)
                                                  ---------
Total Net Assets                                   $145,780
                                                  =========
Net Asset Value, Offering and Redemption
   Price Per Share                                    $8.04
                                                      =====
* NON-INCOME PRODUCING SECURITY.
ADR -- AMERICAN DEPOSITORY RECEIPT
GDR -- GLOBAL DEPOSITORY RECEIPT
AMOUNTS DESIGNATED AS "--" ROUND TO $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
PITCAIRN FUNDS  APRIL 30, 2001


GOVERNMENT/CORPORATE BOND FUND

--------------------------------------------------------------------------------
                                    FACE AMOUNT
                                       (000)      VALUE (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (19.9%)
   U.S. Treasury Bonds
     8.750%, 05/15/17                  $  900     $   1,172
     8.125%, 08/15/19                   1,800         2,247
     7.875%, 02/15/21                     680           834
     7.625%, 11/15/22                   1,009         1,215
     7.500%, 11/15/16                     918         1,074
     7.250%, 05/15/16                     867           991
                                                  ---------
Total U.S. Treasury Obligations
     (Cost $7,274)                                    7,533
                                                  ---------
U.S. GOVERNMENT AGENCY OBLIGATIONS (12.2%)
   FHLB
     5.865%, 09/02/08                     475           475
   FHLMC
     6.750%, 09/15/29                   2,600         2,670
   FNMA
     6.750%, 07/30/07                     462           471
     6.250%, 02/01/11                   1,000           991
                                                  ---------
Total U.S. Government Agency Obligations
     (Cost $4,410)                                    4,607
                                                  ---------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (5.6%)
   FHLMC REMIC, Ser 1489,
     Cl G CMO
     5.850%, 10/15/06                     627           628
   FNMA REMIC, Ser 2000-11,
     Cl TC CMO
     7.000%, 04/25/27                   1,460         1,499
                                                  ---------
Total U.S. Government Mortgage-
     Backed Obligations
     (Cost $2,080)                                    2,127
                                                  ---------
ASSET-BACKED SECURITIES (14.8%)
   American Express Credit Account,
     Ser 2000-1, Cl A
     7.200%, 09/17/07                   1,000         1,059
   American Express Master Trust,
     Ser 1998-1, Cl A
     5.900%, 04/15/04                   1,460         1,488
   MBNA Master Credit Card Trust,
     Ser 1998-J, Cl A
     5.250%, 02/15/06                   1,675         1,683
   Standard Credit Card Master Trust,
     Ser 1994-2, Cl A
     7.250%, 04/07/06                   1,326         1,391
                                                  ---------
Total Asset-Backed Securities
     (Cost $5,559)                                    5,621
                                                  ---------
--------------------------------------------------------------------------------
                                    FACE AMOUNT
                                       (000)      VALUE (000)
--------------------------------------------------------------------------------
CORPORATE BONDS (42.4%)
APPAREL/TEXTILES (1.5%)
   VF Corp.
     9.500%, 05/01/01                  $  550     $     550
                                                  ---------
AUDIO/VIDEO PRODUCTS (3.3%)
   Harman International
     7.320%, 07/01/07                   1,265         1,256
                                                  ---------
BANKS (4.2%)
   FleetBoston Financial
     6.625%, 12/01/05                   1,583         1,601
                                                  ---------
FINANCIAL SERVICES (21.3%)
   Associates MTN
     7.580%, 04/12/04                   1,460         1,538
   Ford Motor Credit
     7.750%, 11/15/02                     987         1,023
     7.375%, 02/01/11                   1,000         1,025
     7.250%, 01/15/03                     290           299
   General Motors Acceptance Corp.
     6.875%, 07/15/01                     228           228
     5.850%, 01/14/09                   1,655         1,535
   Household Finance
     5.875%, 02/01/09                   1,000           941
   Lehman Brothers Holdings
     7.000%, 02/01/08                   1,455         1,467
                                                  ---------
                                                      8,056
                                                  ---------
INSURANCE (2.9%)
   St. Paul Companies
     8.125%, 04/15/10                   1,000         1,091
                                                  ---------
PETROLEUM & FUEL PRODUCTS (6.1%)
   Petroleum Geo-Services
     7.500%, 03/31/07                   2,412         2,313
                                                  ---------
PRINTING & PUBLISHING (0.2%)
   Knight Ridder
     8.500%, 09/01/01                      75            76
                                                  ---------
RETAIL (2.9%)
   Pep Boys-Manny Moe & Jack
     7.000%, 06/01/05                   1,460         1,095
                                                  ---------
Total Corporate Bonds
     (Cost $16,464)                                  16,038
                                                  ---------

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)



--------------------------------------------------------------------------------
                                    FACE AMOUNT
                                       (000)      VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT (4.4%)
   JP Morgan
     4.58%, dated 04/30/01, matures
     05/01/01, repurchase price
     $1,661,741 (collateralized by
     various government obligations,
     total market value $1,696,304)    $1,662       $ 1,662
                                                    -------
Total Repurchase Agreement
     (Cost $1,662)                                    1,662
                                                    -------
Total Investments (99.3%)
     (Cost $37,449)                                  37,588
                                                    -------
OTHER ASSETS AND LIABILITIES (0.7%)
   Other Assets                                         634
   Investment Advisory Fee Payable                       (4)
   Shareholder Servicing Fee Payable                     (8)
   Other Liabilities                                   (355)
                                                    -------
Total Other Assets and Liabilities, Net                 267
                                                    -------
Total Net Assets (100.0%)                           $37,855
                                                    =======
NET ASSETS CONSIST OF:
Portfolio Shares (unlimited authorization --
   no par value) based on 3,636,988
   outstanding shares of beneficial interest        $37,394
Undistributed net investment income                       1
Accumulated net realized gain on investments            321
Net unrealized appreciation on investments              139
                                                    -------
Total Net Assets                                    $37,855
                                                    =======
Net Asset Value, Offering and Redemption
   Price Per Share                                   $10.41
                                                     ======
CL -- CLASS
CMO -- COLLATERALIZED MORTGAGE OBLIGATION
FHLB -- FEDERAL HOME LOAN BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
MTN -- MEDIUM TERM NOTE
REMIC -- REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER -- SERIES


     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
PITCAIRN FUNDS  APRIL 30, 2001


TAX-EXEMPT BOND FUND

--------------------------------------------------------------------------------
                                    FACE AMOUNT
                                       (000)      VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS (97.1%)
ALABAMA (1.0%)
   Bessemer, Alabama RB, AMBAC
     5.600%, 02/01/30                  $1,000     $   1,011
                                                  ---------
ARIZONA (2.6%)
   Pima County, School District GO,
     FGIC Callable 07/01/04 @ 101
     5.875%, 07/01/14                   1,500         1,569
   Transportation Board Authority
     RB, Marcopia County Regional
     Area, Ser B, AMBAC
     6.000%, 07/01/05                   1,000         1,080
                                                  ---------
                                                      2,649
                                                  ---------
CALIFORNIA (7.9%)
   Community College Finance
     Authority RB, Mission
     Community College, MBIA
     Callable 05/01/07 @ 102
     5.500%, 05/01/17                   1,000         1,030
   Health Facilities Financing
     Authority RB, St. Francis
     Memorial Hospital, Ser C, ETM
     5.875%, 11/01/23                   2,000         2,162
   Public Works RB, Department
     of Corrections, Ser A, AMBAC
     Callable 01/01/06 @ 102
     5.400%, 01/01/09                   1,000         1,064
   San Francisco Bay Area RB
     Callable 01/01/06 @ 101
     5.250%, 07/01/17                   1,000         1,011
   Stockton Housing Facility RB,
     O'Connor Woods Project,
     Ser A, ETM, GNMA
     Callable 03/20/03 @ 102
     5.200%, 09/20/09                     790           822
   University of California RB,
     Multi-Purpose Projects, Ser F, FGIC
     Callable 09/01/06 @ 101
     5.000%, 09/01/12                   2,000         2,037
                                                  ---------
                                                      8,126
                                                  ---------
CONNECTICUT (1.0%)
   Housing Finance Authority RB,
     Sub-Ser E-1, GOA
     Callable 11/15/06 @102
     5.900%, 05/15/15                   1,000         1,046
                                                  ---------
DISTRICT OF COLUMBIA (1.0%)
   District of Columbia RB, Howard
     University Project, MBIA
     5.500%, 10/01/16                   1,000         1,054
                                                  ---------
--------------------------------------------------------------------------------
                                    FACE AMOUNT
                                       (000)      VALUE (000)
--------------------------------------------------------------------------------
FLORIDA (3.2%)
   Board Education Capital
     Outlay GO, Ser A
     5.500%, 01/01/05                  $1,000     $   1,056
   Dade County, Seaport, RB, MBIA
     8.000%, 10/01/03                   1,010         1,114
   Sunrise, Utility System RB,
     Ser A, AMBAC
     Pre-refunded 10/01/06
     @ 101 5.750%, 10/01/26             1,000         1,096
                                                  ---------
                                                      3,266
                                                  ---------
GEORGIA (3.1%)
   Henry County, Water & Sewer
     Authority RB, AMBAC
     6.150%, 02/01/20                   2,000         2,215
   Municipal Electric Authority RB,
     Project One, Ser A, MBIA
     5.000%, 01/01/12                   1,000         1,020
                                                  ---------
                                                      3,235
                                                  ---------
HAWAII (2.0%)
   Honolulu, City & County GO,
     Ser B, ETM
     8.000%, 10/01/10                   1,680         2,121
                                                  ---------
ILLINOIS (8.0%)
   Chicago GO, FGIC
     Callable 01/01/08 @ 102
     5.500%, 01/01/21                   1,500         1,506
   Chicago, Board of Education GO,
     School Reform Board,
     Ser A, FGIC
     5.250%, 12/01/20                   1,000           997
   Chicago, Park District GO,
     Aquarium & Museum Project,
     FGIC Callable 01/01/08 @ 100
     5.500%, 01/01/10                   1,000         1,049
   Health Facilities Authority RB,
     Hospital Sisters Services
     Project, Ser A, MBIA
     Callable 06/01/08 @ 101
     5.250%, 06/01/12                   1,000         1,019
   Metropolitan Pier & Exposition
     Authority RB, McCormick Place
     Expansion Project, Ser A, FGIC
     5.500%, 12/15/23                   1,000         1,025
   Regional Transportation GO, FSA
     5.750%, 06/01/23                   1,500         1,584
   Southern Illinois University RB,
     Medical Facilities System Project,
     MBIA Callable 04/01/07 @ 102
     5.875%, 04/01/23                   1,000         1,040
                                                  ---------
                                                      8,220
                                                  ---------

--------------------------------------------------------------------------------
                                                                    (UNAUDITED)



--------------------------------------------------------------------------------
                                    FACE AMOUNT
                                       (000)      VALUE (000)
--------------------------------------------------------------------------------
INDIANA (5.6%)
   Indianapolis, Indiana Gas Utility
     Ditribution System RB Ser A,
     AMBAC
     5.000%, 08/15/24                  $1,600     $   1,504
   Indianapolis, Public Improvement
     Authority RB, Ser A
     5.500%, 02/01/08                   1,000         1,067
   Indianapolis, Public Improvement
     Authority RB, Ser A
     Callable 01/01/10 @ 101
     6.000%, 01/01/25                   1,000         1,060
   Indianapolis, Utility District
     Authority RB, Ser B
     4.000%, 06/01/13                   1,000           920
   Transportation Finance Authority
     RB, Ser A, MBIA
     6.800%, 12/01/16                   1,000         1,182
                                                  ---------
                                                      5,733
                                                  ---------
KANSAS (1.0%)
   Burlington, Pollution Control
     Authority RB, Kansas Gas &
     Electric Project, MBIA
     Callable 06/01/01 @ 102
     7.000%, 06/01/31                   1,000         1,022
                                                  ---------
LOUISIANA (3.2%)
   New Orleans GO, FGIC
     5.500%, 12/01/17                   1,000         1,044
   Public Facilities Authority RB,
     Franciscan Missionaries
     Project, Ser A, FSA
     5.500%, 07/01/11                   2,115         2,234
                                                  ---------
                                                      3,278
                                                  ---------
MASSACHUSETTS (5.0%)
   State Housing Finance
     Agency RB, Ser B, MBIA
     Callable 06/01/08 @ 101
     5.300%, 12/01/17                   1,000         1,004
   State Special Obligation RB,
     Consolidated Loan, Ser A
     Callable 06/01/08 @ 101
     5.000%, 06/01/15                   1,000           991
   State Turnpike Authority RB,
     Ser A, ETM, FGIC
     5.125%, 01/01/23                   2,000         1,972
   State Water Resources
     Authority RB, Ser D,
     MBIA, GOA
     6.000%, 08/01/14                   1,060         1,175
                                                  ---------
                                                      5,142
                                                  ---------
--------------------------------------------------------------------------------
                                    FACE AMOUNT
                                       (000)      VALUE (000)
--------------------------------------------------------------------------------
MICHIGAN (3.3%)
   Parchment, School District
     GO, MBIA
     5.000%, 05/01/25                  $1,000        $  962
   State Building Authority RB,
     Facilities Program,
     Ser I, AMBAC
     5.500%, 10/01/05                   1,000         1,061
   State Hospital Finance
     Authority RB, Genesys
     Health System Project, Ser A
     Pre-refunded @ 102
     8.100%, 10/01/05                   1,175         1,389
                                                  ---------
                                                      3,412
                                                  ---------
MINNESOTA (1.0%)
   Southern Minnesota Municipal
     Power Agency RB, Ser B, ETM
     Callable 01/01/03 @ 102
     5.750%, 01/01/11                   1,000         1,049
                                                  ---------
MISSISSIPPI (0.9%)
   Developing Bank RB, Capital
     Project & Equipment
     Acquisition, Ser A2, AMBAC
     5.000%, 07/01/24                   1,000           954
                                                  ---------
NEVADA (2.1%)
   Clark County, Nevada Industrial
     Development Nevada Power
     RB, AMBAC
     Callable 10/01/02 @ 102
     7.200%, 10/01/22                   2,000         2,118
                                                  ---------
NEW JERSEY (0.7%)
   New Jersey State Transportation
     System, RB
     5.625%, 06/15/14                     500           539
   New Jersey State, GO, Ser D
     6.000%, 02/15/11                     150           168
                                                  ---------
                                                        707
                                                  ---------
NEW MEXICO (1.6%)
   Santa Fe County RB, Correctional
     Facilities Project
     6.000%, 02/01/27                   1,500         1,644
                                                  ---------
NEW YORK (6.3%)
   New York City, Metropolitan
     Transportation Authority RB,
     Ser A, FSA
     Pre-refunded 07/01/06
     @ 102 6.100%, 07/01/26             1,000         1,123

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
PITCAIRN FUNDS  APRIL 30, 2001


TAX-EXEMPT BOND FUND--CONCLUDED

--------------------------------------------------------------------------------
                                    FACE AMOUNT
                                       (000)      VALUE (000)
--------------------------------------------------------------------------------
NEW YORK--CONTINUED
   New York City, Municipal
     Assistance Authority RB, Ser G
     6.000%, 07/01/07                  $1,800     $   1,982
   New York City, Transportation
     Authority RB, Livingston
     Plaza Project, FSA
     5.400%, 01/01/18                   1,000         1,043
   New York State, Highway & Bridge
     Toll Authority RB, Ser A, FGIC
     5.250%, 04/01/03                   1,200         1,239
   Suffolk County, Water Authority
     RB, Senior Lien, MBIA
     5.100%, 06/01/04                   1,050         1,093
                                                  ---------
                                                      6,480
                                                  ---------
NORTH CAROLINA (3.0%)
   North Carolina,  Eastern Municipal
     Power Authority RB, Ser B, AMBAC
     Callable 01/01/06 @ 102
     5.125%, 01/01/12                   2,000         2,028
   North Carolina,  Eastern Municipal
     Power Authority RB, Ser B,
     MBIA Callable 01/01/07 @ 102
     5.800%, 01/01/16                   1,000         1,041
                                                  ---------
                                                      3,069
                                                  ---------
OKLAHOMA (4.6%)
   Oaklahoma City, Water Utilties
     Auhority RB, Ser A
     Callable 07/01/09 @ 100
     5.000%, 07/01/24                   3,000         2,835
   Oklahoma State, Health Systems
     Industries Authority RB,
     Integris Baptist Project,
     Ser D, AMBAC
     Callable 08/15/06 @ 102
     5.000%, 08/15/14                   2,000         1,943
                                                  ---------
                                                      4,778
                                                  ---------
PENNSYLVANIA (10.9%)
   Allegheny County, Pittsburgh
     International Airport RB,
     Ser B, MBIA
     Callable 01/01/08 @ 101
     5.000%, 01/01/17                   2,000         1,953
   Derry Township, Industrial &
     Commercial Development RB,
     Arena Project, Ser A
     5.375%, 11/01/30                   1,700         1,755
   Pennsylvania State, Finance
     Authority RB, Municipal Capital
     Improvements Program
     Callable 11/01/03 @ 102
     6.600%, 11/01/09                   1,285         1,370
--------------------------------------------------------------------------------
                                    FACE AMOUNT
                                       (000)      VALUE (000)
--------------------------------------------------------------------------------
PENNSYLVANIA--CONTINUED
   Pennsylvania State, Higher
     Educational Facilities Authority
     RB, Drexel University,
     State Aid Withholding, MBIA
     Callable 05/01/03 @ 102
     6.800%, 05/01/06                  $1,560       $ 1,677
   Philadelphia, Hospital & Higher
     Education Authority RB,
     Presbyterian Medical Center
     Project, ETM
     6.500%, 12/01/11                   1,300         1,480
   Philadelphia, Water & Waste
     Water RB, FGIC
     10.000%, 06/15/05                    700           858
   Sayre, Healthcare Facilities
     Authority, RB, Veterans
     Hospital East Wing Project,
     Ser A, AMBAC, ETM
     6.100%, 07/01/02                     700           721
   Schulkill County, Redevelopment
     Authority RB, Commonwealth
     Lease Project, Ser A, FGIC
     6.650%, 06/01/01                   1,400         1,404
                                                  ---------
                                                     11,218
                                                  ---------
RHODE ISLAND (1.1%)
   Rhode Island, Depositors Economic
     Protection Authority RB,
     Special Obligation, Ser A, ETM
     6.375%, 08/01/22                   1,000         1,134
                                                  ---------
SOUTH CAROLINA (1.1%)
   Piedmont, Municipal Power
     Agency Authority RB, South
     Carolina Electric Project,
     MBIA, ETM
     6.250%, 01/01/09                   1,000         1,124
                                                  ---------
TEXAS (6.0%)
   Harris County, Healthcare Facilities
     Development Authority RB,
     Christus Health Project, Ser A,
     MBIA Callable 07/01/09 @ 101
     5.375%, 07/01/24                   1,850         1,769
   Harris County, Healthcare Facilities
     Development Authority RB,
     Hermann Hospital Project, MBIA
     Pre-refunded 10/01/04 @ 101
     6.375%, 10/01/24                   1,000         1,091
   Houston, Water & Sewer Systems
     Authority RB, Junior Lien, Ser C,
     FGIC Callable 12/01/07 @ 101
     5.375%, 12/01/27                   1,140         1,121

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)



--------------------------------------------------------------------------------
                                    FACE AMOUNT
                                       (000)      VALUE (000)
--------------------------------------------------------------------------------
TEXAS--CONTINUED
   Texas State Public Finance
     Authority GO
     Callable 04/01/08 @ 100
     5.000%, 10/01/12                  $2,200     $   2,225
                                                  ---------
                                                      6,206
                                                  ---------
VIRGINIA (1.0%)
   Virginia State Housing Development
     Authority, RB Ser B
     Callable 07/01/10 @ 100
     5.500%, 01/01/16                   1,000         1,016
                                                  ---------
WASHINGTON (7.9%)
   Central Puget Sound, Regional
     Transportation Authority RB,
     Sales Tax & Motor Project, FGIC
     5.250%, 02/01/21                   1,000           991
   Clark County, School District
     No. 117 GO, AMBAC
     5.250%, 12/01/14                   1,000         1,029
   Seattle, Limited Tax GO
     5.250%, 03/01/04                   1,000         1,040
   Washington State GO, Ser B,
     Unrefunded 05/01/04 @ 100
     5.750%, 05/01/10                     980         1,018
   Washington State GO, Ser B,
     Pre-refunded 05/01/04 @ 100
     5.750%, 05/01/10                      20            21
   Washington State GO, Ser R92-A
     Callable 09/01/01 @ 101
     6.625%, 09/01/06                   1,000         1,019
   Washington State, Public Power
     Supply Systems RB, Nuclear
     Power Project No. 2, FGIC
     Callable 07/01/03 @ 102
     5.550%, 07/01/10                   2,000         2,048
   Washington State, Public Power
     Supply Systems RB, Ser A, MBIA
     Callable 07/01/04 @ 102
     5.000%, 07/01/09                   1,000         1,018
                                                  ---------
                                                      8,184
                                                  ---------
ISCONSIN (1.0%)
   Milwaukee County GO, Ser A, MBIA
     Callable 10/01/07 @ 100
     5.250%, 10/01/08                   1,000         1,044
                                                  ---------
Total Municipal Bonds
     (Cost $96,578)                                 100,040
                                                  ---------
--------------------------------------------------------------------------------

                                      SHARES      VALUE (000)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT (1.7%)
   SEI Institutional
     Tax-Free Portfolio             1,798,448     $   1,798
                                                  ---------
Total Short-Term Investment
     (Cost $1,798)                                    1,798
                                                  ---------
Total Investments (98.8%)
     (Cost $98,376)                                 101,838
                                                  ---------
OTHER ASSETS AND LIABILITIES (1.2%)
   Other Assets                                       1,657
   Investment Advisory Fee Payable                       (5)
   Shareholder Servicing Fee Payable                    (21)
   Other Liabilities                                   (460)
                                                  ---------
Total Other Assets and Liabilities, Net               1,171
                                                  ---------
Total Net Assets (100.0%)                          $103,009
                                                  =========
NET ASSETS CONSIST OF:
Portfolio Shares (unlimited authorization --
   no par value) based on 10,079,327
   outstanding shares of beneficial interest       $ 99,546
Undistributed net investment income                       5
Accumulated net realized loss on investments             (4)
Net unrealized appreciation on investments            3,462
                                                  ---------
Total Net Assets                                   $103,009
                                                  =========
Net Asset Value, Offering and Redemption
   Price Per Share                                   $10.22
                                                     ======
ETM -- ESCROWED TO MATURITY
GNMA -- GENERAL NATIONAL MORTGAGE ASSOCIATION
GO -- GENERAL OBLIGATION
GOA -- GENERAL OBLIGATION OF AUTHORITY
RB -- REVENUE BOND
SER -- SERIES
THE FOLLOWING ORGANIZATIONS HAVE PROVIDED UNDERLYING CREDIT SUPPORT FOR SECURITIES LISTED ABOVE, AS INDICATED.
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
FGIC -- FINANCIAL GUARANTY INSURANCE CORPORATION
FSA -- FINANCIAL SECURITY ASSURANCE
MBIA -- MUNICIPAL BOND INSURANCE ASSOCIATION


 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


STATEMENTS OF OPERATIONS (000)
-----------------------------------------------------------------------------------------------------------------------------------
PITCAIRN FUNDS FOR THE SIX MONTH PERIOD ENDED APRIL 30, 2001



                                                                                  DIVERSIFIED         SELECT            SMALL CAP
                                                                                    VALUE              VALUE              VALUE
                                                                                     FUND              FUND               FUND
                                                                                 -----------        ----------         ----------
                                                                                  11/01/00-          11/01/00-          11/01/00-
                                                                                  04/30/01           04/30/01           04/30/01
                                                                                 -----------        ----------         ----------
INCOME:
   Dividend Income .........................................................      $ 1,413             $  586            $  682
   Interest Income .........................................................            7                  7                94
   Less: Foreign Taxes Withheld ............................................           --                 --                --
                                                                                  -------             ------            ------
   Total Income ............................................................        1,420                593               776
                                                                                  -------             ------            ------
EXPENSES:
   Investment Advisory Fees ................................................          543                224               241
   Administrator Fees ......................................................           62                 35                35
   Shareholder Servicing Fees ..............................................          194                 80                86
   Transfer Agent Fees .....................................................            8                  8                 8
   Professional Fees .......................................................           18                  5                 6
   Registration Fees .......................................................            3                  3                 1
   Custody Fees ............................................................           12                  4                 5
   Printing Expense ........................................................            8                  3                 2
   Trustee Fees ............................................................            4                  2                 2
   Amortization of Deferred Offering Costs .................................           29                  9                13
   Insurance and Other Expenses ............................................            5                  1                 1
                                                                                  -------             ------            ------
   Total Operating Expenses ................................................          886                374               400
   Less: Investment Advisory Fees Waived ...................................         (110)               (53)              (56)
                                                                                  -------             ------            ------
   Total Net Operating Expenses ............................................          776                321               344
   Interest Expense ........................................................           --                 --                61
                                                                                  -------             ------            ------
   Total Expenses ..........................................................          776                321               405
                                                                                  -------             ------            ------
   Net Investment Income (Loss) ............................................          644                272               371
                                                                                  -------             ------            ------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net Realized Gain (Loss) on Securities Sold .............................         (594)             1,140             1,450
   Net Realized Gain on Foreign Currency Transactions.......................           --                 --                --
   Net Change in Unrealized Appreciation on Translation of Foreign Currency
    and Other Assets and Liabilities .......................................
    Denominated in Foreign Currency ........................................           --                 --                --
   Net Change in Unrealized Appreciation (Depreciation) on Investments......        2,308)            (1,090)            5,547
                                                                                  -------             ------            ------
   Total Net Realized and Unrealized Gain (Loss) on Investments ............       (2,902)                50             6,997
                                                                                  -------             ------            ------
   Net Increase (Decrease) in Net Assets from Operations ...................      $(2,258)            $  322            $7,368
                                                                                  =======             ======            ======

Amounts designated as "--" round to $0.

-----------------------------------------------------------------------------------------------------------------------------------



                                                   DIVERSIFIED       SELECT         SMALL CAP        FAMILY       INTERNATIONAL
                                                     GROWTH          GROWTH          GROWTH        HERITAGE(R)        EQUITY
                                                      FUND            FUND            FUND            FUND             FUND
                                                   ----------     ----------      ------------    ------------     ------------
                                                    11/01/00-       11/01/00        11/01/00-       11/01/00-        11/01/00-
                                                    04/30/01        04/30/01        04/30/01        04/30/01         04/30/01
                                                   ----------     ----------      ------------    ------------     ------------
INCOME:
   Dividend Income ..............................   $    316       $    118        $     13         $   440         $    845
   Interest Income ..............................          6             16              79              23               70
   Less: Foreign Taxes Withheld .................         --             --              --              --              (75)
                                                    --------       --------        --------         -------         --------
   Total Income .................................        322            134              92             463              840
                                                    --------       --------        --------         -------         --------
EXPENSES:
   Investment Advisory Fees .....................        485            202             229             407              742
   Administrator Fees ...........................         55             35              35              36               62
   Shareholder Servicing Fees ...................        173             59              60             113              195
   Transfer Agent Fees ..........................          8              8               8               8                8
   Professional Fees ............................          4              5               2              10               19
   Registration Fees ............................          1              2               1               2                2
   Custody Fees .................................         18              2               4               4                9
   Printing Expense .............................          2              2               1               6               14
   Trustee Fees .................................          3              1               1               2                4
   Amortization of Deferred Offering Costs ......         37              8              12              18               36
   Insurance and Other Expenses .................          3              1               1               5                5
                                                    --------       --------        ---------         -------        --------
   Total Operating Expenses .....................        789            325             354             611            1,096
   Less: Investment Advisory Fees Waived ........        (97)           (50)            (52)            (70)            (121)
                                                    --------       --------        --------         -------         --------
   Total Net Operating Expenses .................        692            275             302             541              975
   Interest Expense .............................         --             --              --              --               --
                                                    --------       --------        --------         -------         --------
   Total Expenses ...............................        692            275             302             541              975
                                                    --------       --------        --------         -------         --------
   Net Investment Income (Loss) .................       (370)          (141)           (210)            (78)            (135)
                                                    --------       --------        --------         -------         --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
   Net Realized Gain (Loss) on Securities Sold...     (7,208)        (2,090)        (12,248)         (3,040)          (2,889)
   Net Realized Gain on Foreign Currency
    Transactions ................................         --             --              --              --              998
   Net Change in Unrealized Appreciation on
    Translation of Foreign Currency and Other
    Assets and Liabilities Denominated in
    Foreign Currency ............................         --             --              --              --              380
   Net Change in Unrealized Appreciation
   (Depreciation) on Investments ................    (35,505)       (11,164)         (5,967)         (5,053)         (20,440)
                                                    --------       --------        --------         -------         --------
   Total Net Realized and Unrealized Gain
    (Loss) on Investments .......................    (42,713)       (13,254)        (18,215)         (8,093)          (21,95)
                                                    --------       --------        --------         -------         --------
   Net Increase (Decrease) in Net Assets from
    Operations ..................................   $(43,083)      $(13,395)       $(18,425)        $(8,171)        $(22,086)
                                                    ========       ========        ========         =======         ========

                                                                         GOVERNMENT/       TAX-EXEMPT
                                                                       CORPORATE BOND         BOND
                                                                            FUND              FUND
                                                                       --------------     ------------
                                                                          11/01/00-         11/01/00-
                                                                          04/30/01          04/30/01
                                                                       --------------     ------------
INCOME:
   Dividend Income ...........................................            $    --           $    --
   Interest Income ...........................................              1,212             2,577
   Less: Foreign Taxes Withheld ..............................                 --                --
                                                                          -------           -------
   Total Income ..............................................              1,212             2,577
                                                                          -------           -------
EXPENSES:
   Investment Advisory Fees ..................................                 75               152
   Administrator Fees ........................................                 35                41
   Shareholder Servicing Fees ................................                 47               127
   Transfer Agent Fees .......................................                  8                 8
   Professional Fees .........................................                  3                15
   Registration Fees .........................................                  1                 3
   Custody Fees ..............................................                  3                 7
   Printing Expense ..........................................                  1                10
   Trustee Fees ..............................................                  1                 3
   Amortization of Deferred Offering Costs ...................                  7                19
   Insurance and Other Expenses ..............................                  1                 4
                                                                          -------           -------
   Total Operating Expenses ..................................                182               389
   Less: Investment Advisory Fees Waived ....................                 (50)              (84)
                                                                          -------           -------
   Total Net Operating Expenses ..............................                132               305
   Interest Expense ..........................................                 --                --
                                                                          -------           -------
   Total Expenses ............................................                132               305
                                                                          -------           -------
   Net Investment Income (Loss) ..............................              1,080             2,272
                                                                          -------           -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net Realized Gain (Loss) on Securities Sold ...............                330                46
   Net Realized Gain on Foreign Currency Transactions ........                 --                --
   Net Change in Unrealized Appreciation on Translation
    of Foreign Currency and Other Assets and Liabilities
    Denominated in Foreign Currency ..........................                 --                --
   Net Change in Unrealized Appreciation (Depreciation)
    on Investments ...........................................                881             1,762
                                                                          -------           -------
   Total Net Realized and Unrealized Gain (Loss)
    on Investments ...........................................              1,211             1,808
                                                                          -------           -------
    Net Increase (Decrease) in Net Assets from Operations                 $ 2,291           $ 4,080
                                                                          =======           =======



     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


STATEMENTS OF CHANGES IN NET ASSETS (000)
------------------------------------------------------------------------------------------------------------------------------------
PITCAIRN FUNDS FOR THE SIX MONTH PERIOD ENDED APRIL 30, 2001 (UNAUDITED) AND THE PERIOD ENDED OCTOBER 31, 2000




                                                                                                DIVERSIFIED VALUE FUND
                                                                                              ----------------------------
                                                                                               11/01/00-      08/04/00(1)-
                                                                                               04/30/01        10/31/00
                                                                                               ----------     ------------
OPERATIONS:
   Net Investment Income (Loss) ...............................................                 $    644         $   255
   Net Realized Gain (Loss) on Investments ....................................                     (594)           (246)
   Net Change in Unrealized Appreciation (Depreciation) on Investments ........                   (2,308)          6,837
                                                                                                --------        --------
     Increase (Decrease) in Net Assets from Operations ........................                   (2,258)          6,846
                                                                                                --------        --------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income ......................................................                     (697)            (64)
   Capital Gains ..............................................................                       --              --
                                                                                                --------        --------
   Total Distributions ........................................................                     (697)            (64)
                                                                                                --------        --------
CAPITAL TRANSACTIONS:
     Proceeds from Shares Issued in Connection
       with In-Kind Contributions/Common Trust Fund Conversions ...............                       --         160,376
     Proceeds from Shares Issued ..............................................                    2,870           3,979
     Reinvestment of Distributions ............................................                       41               1
     Cost of Shares Repurchased ...............................................                  (10,814)         (5,315)
                                                                                                --------        --------
   Increase (Decrease) in Net Assets From Capital Transactions ................                   (7,903)        159,041
                                                                                                --------        --------
     Total Increase (Decrease) in Net Assets ..................................                  (10,858)        165,823
                                                                                                --------        --------
NET ASSETS:
   Beginning of Period ........................................................                  165,823              --
                                                                                                --------        --------
   End of Period ..............................................................                 $154,965        $165,823
                                                                                                ========        ========
SHARE TRANSACTIONS:
     Shares Issued in Connection
       with In-Kind Contributions/Common Trust Fund Conversions ...............                       --          15,897
     Shares Issued ............................................................                      280             393
     Shares Issued in Lieu of Distributions ...................................                        4              --
     Shares Repurchased .......................................................                   (1,051)           (524)
                                                                                                  ------          ------
   Increase (Decrease) in Shares ..............................................                     (767)         15,766
                                                                                                  ======          ======
(1) Commencement of operations.
Amounts designated as "--" round to $0.

------------------------------------------------------------------------------------------------------------------------------------



                                                                          SELECT VALUE FUND               SMALL CAP VALUE FUND
                                                                    -----------------------------       --------------------------
                                                                     11/01/00-       08/11/00(1)-       11/01/00-     08/25/00(1)-
                                                                     04/30/01        10/31/00           04/30/01      10/31/00
                                                                    ----------       ------------       --------      ------------
OPERATIONS:
   Net Investment Income (Loss)                                      $     272        $   108            $   371       $   131
   Net Realized Gain (Loss) on Investments .....................         1,140           (143)             1,450        (1,858)
   Net Change in Unrealized Appreciation (Depreciation)
    on Investments .............................................        (1,090)         5,118              5,547         2,923
                                                                     ---------        -------            -------       -------
     Increase (Decrease) in Net Assets from Operations .........           322          5,083              7,368         1,196
                                                                     ---------        -------            -------       -------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income .......................................          (283)           (44)              (355)           --
   Capital Gains ...............................................            --             --                 --            --
                                                                     ---------        -------            -------       -------
   Total Distributions .........................................          (283)           (44)              (355)           --
                                                                     ---------        -------            -------       -------
CAPITAL TRANSACTIONS:
     Proceeds from Shares Issued in Connection
       with In-Kind Contributions/Common Trust Fund Conversions             --         44,094                 --        65,250
     Proceeds from Shares Issued ...............................         8,315         13,779              1,551         2,783
     Reinvestment of Distributions .............................            37             --                 15            --
     Cost of Shares Repurchased ................................        (2,826)          (520)            (5,917)       (1,578)
                                                                     ---------        -------            -------       -------
   Increase (Decrease) in Net Assets From Capital Transactions .         5,526         57,353             (4,351)       66,455
                                                                     ---------        -------            -------       -------
     Total Increase (Decrease) in Net Assets ...................         5,565         62,392              2,662        67,651
                                                                     ---------        -------            -------       -------
NET ASSETS:
   Beginning of Period .........................................        62,392             --             67,651            --
                                                                     ---------        -------            -------       -------
   End of Period ...............................................       $67,957        $62,392            $70,313       $67,651
                                                                     =========        =======            =======       =======
SHARE TRANSACTIONS:
     Shares Issued in Connection
       with In-Kind Contributions/Common Trust Fund Conversions             --          4,409                 --         6,525
     Shares Issued .............................................           762          1,333                141           276
     Shares Issued in Lieu of Distributions ....................             3             --                  1            --
     Shares Repurchased ........................................          (259)           (50)              (545)         (156)
                                                                          ----          -----               ----         -----
   Increase (Decrease) in Shares ...............................           506          5,692               (403)        6,645
                                                                          ====          =====               ====         =====


                                                                     DIVERSIFIED GROWTH FUND          SELECT GROWTH FUND
                                                                   --------------------------    ---------------------------
                                                                    11/01/00-    08/04/00(1)-    11/01/00-      08/11/00(1)-
                                                                    04/30/01      10/31/00       04/30/01       10/31/00
                                                                   ------------  ------------    --------       ------------
OPERATIONS:
   Net Investment Income (Loss)                                  $    (370)     $   (281)         $   (141)      $   (63)
   Net Realized Gain (Loss) on Investments .....................    (7,208)         (913)           (2,090)           47
   Net Change in Unrealized Appreciation (Depreciation)
    on Investments .............................................   (35,505)      (16,291)          (11,164)       (5,060)
                                                                 ---------      --------          --------       -------
     Increase (Decrease) in Net Assets from Operations .........   (43,083)      (17,485)          (13,395)       (5,076)
                                                                 ---------      --------          --------       -------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income .......................................        --            --                --            --
   Capital Gains ...............................................        --            --               (21)           --
                                                                 ---------      --------          --------       -------
   Total Distributions .........................................        --            --               (21)           --
                                                                 ---------      --------          --------       -------
CAPITAL TRANSACTIONS:
     Proceeds from Shares Issued in Connection
       with In-Kind Contributions/Common Trust Fund Conversions         --       194,371                --        42,576
     Proceeds from Shares Issued ...............................     4,214         5,273            10,305        17,708
     Reinvestment of Distributions .............................        --            --                 9            --
     Cost of Shares Repurchased ................................    (9,553)       (7,199)           (3,335)         (414)
                                                                 ---------      --------          --------       -------
   Increase (Decrease) in Net Assets From Capital Transactions .    (5,339)      192,445             6,979        59,870
                                                                 ---------      --------          --------       -------
     Total Increase (Decrease) in Net Assets ...................   (48,422)      174,960            (6,437)       54,794
                                                                 ---------      --------          --------       -------
NET ASSETS:
   Beginning of Period .........................................   174,960            --            54,794            --
                                                                 ---------      --------          --------       -------
   End of Period ...............................................  $126,538      $174,960           $48,357       $54,794
                                                                 =========      ========          ========       =======
SHARE TRANSACTIONS:
     Shares Issued in Connection
       with In-Kind Contributions/Common Trust Fund Conversions         --        19,275                --         4,258
     Shares Issued .............................................       575           524             1,368         1,862
     Shares Issued in Lieu of Distributions ....................        --            --                 1            --
     Shares Repurchased ........................................    (1,225)         (738)             (421)          (45)
                                                                    ------        ------              ----         -----
   Increase (Decrease) in Shares ...............................      (650)       19,061               948         6,075
                                                                    ======        ======              ====         =====

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.



STATEMENTS OF CHANGES IN NET ASSETS (000)
-----------------------------------------------------------------------------------------------------------------------------------
PITCAIRN FUNDS FOR THE SIX MONTH PERIOD ENDED APRIL 30, 2001 (UNAUDITED) AND THE PERIOD ENDED OCTOBER 31, 2000



                                                                                                  SMALL CAP GROWTH FUND
                                                                                               -----------------------------
                                                                                               11/01/00-        08/11/00(1)-
                                                                                               04/30/01         10/31/00
OPERATIONS                                                                                     ---------       -------------
   Net Investment Income (Loss) ...............................................                 $   (210)        $   (99)
   Net Realized Gain (Loss) on Investments ....................................                  (12,248)         (3,171)
   Net Realized Gain (Loss) on Foreign Currency Transactions ..................                       --              --
   Net Change in Unrealized Appreciation (Depreciation)
     on Foreign Currency and Translation of Other Assets and Liabilities
     in Foreign Currency .......... ...........................................                       --              --
   Net Change in Unrealized Appreciation (Depreciation)
    on Investments ............................................................                   (5,967)          4,486
                                                                                                --------         -------
   Increase (Decrease) in Net Assets from Operations ..........................                  (18,425)          1,216
                                                                                                ---------        -------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income ......................................................                       --              --
   Capital Gains ..............................................................                       --              --
                                                                                                --------         -------
   Total Distributions ........................................................                       --              --
                                                                                                --------         -------
CAPITAL TRANSACTIONS:
     Proceeds from Shares Issued in Connection
       with In-Kind Contributions/Common Trust Fund Conversions ...............                       --          57,100
     Proceeds from Shares Issued ..............................................                    1,423           7,843
     Reinvestment of Distributions ............................................                       --              --
     Cost of Shares Repurchased ...............................................                   (3,915)           (867)
                                                                                                --------         -------
   Increase (Decrease) in Net Assets From Capital Transactions ................                   (2,492)         64,076
                                                                                                --------         -------
     Total Increase (Decrease) in Net Assets ..................................                  (20,917)         65,292
                                                                                                --------         -------
NET ASSETS:
   Beginning of Period ........................................................                   65,292              --
                                                                                                --------         -------
   End of Period ..............................................................                 $ 44,375         $65,292
                                                                                                ========         =======
SHARE TRANSACTIONS:
     Shares Issued in Connection
       with In-Kind Contributions/Common Trust Fund Conversions ...............                       --           5,710
     Shares Issued ............................................................                      176             731
     Shares Issued in Lieu of Cash Distributions ..............................                       --              --
     Shares Repurchased .......................................................                     (488)            (81)
                                                                                                    ----           -----
   Increase (Decrease) in Shares ..............................................                     (312)          6,360
                                                                                                    ====           =====

(1) Commencement of operations.
Amounts designated as "--" round to $0.

28

-----------------------------------------------------------------------------------------------------------------------------------



                                                                       FAMILY HERITAGE(R)FUND          INTERNATIONAL EQUITY FUND
                                                                    ---------------------------        -------------------------
                                                                    11/01/00-       08/04/00(1)-       11/01/00-     08/04/00(1)-
                                                                    04/30/01        10/31/00           04/30/01      10/31/00
   OPERATIONS                                                       ------------    -----------        ----------    ------------
 Net Investment Income (Loss) ..................................     $   (78)       $   (62)           $   (135)     $   (146)
   Net Realized Gain (Loss) on Investments .....................      (3,040)        (1,621)             (2,889)          488
   Net Realized Gain (Loss) on Foreign Currency Transactions              --             --                 998           (25)
   Net Change in Unrealized Appreciation (Depreciation)
     on Foreign Currency and Translation of Other Assets
     and Liabilities in Foreign Currency ..........                       --             --                 380            (8)
   Net Change in Unrealized Appreciation (Depreciation)
      on Investments ........                                         (5,053)         1,143             (20,440)      (16,217)
                                                                     -------        -------            --------      --------
   Increase (Decrease) in Net Assets from Operations ...........      (8,171)          (540)            (22,086)      (15,908)
                                                                     -------        -------            --------      --------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income .......................................          --             --                (449)           --
   Capital Gains ...............................................          --             --                (490)           --
                                                                     -------        -------            --------      --------
   Total Distributions .........................................          --             --                (939)           --
                                                                     -------        -------            --------      --------
CAPITAL TRANSACTIONS:
     Proceeds from Shares Issued in Connection
       with In-Kind Contributions/Common Trust Fund Conversions           --         96,859                  --       187,764
     Proceeds from Shares Issued ...............................       3,181          3,214               1,988         6,693
     Reinvestment of Distributions .............................          --             --                 212            --
     Cost of Shares Repurchased ................................      (3,811)        (1,113)             (8,424)       (3,520)
                                                                     -------        -------            --------      --------
   Increase (Decrease) in Net Assets From Capital Transactions .        (630)        98,960              (6,224)      190,937
                                                                     -------        -------            --------      --------
     Total Increase (Decrease) in Net Assets ...................      (8,801)        98,420             (29,249)      175,029
                                                                     -------        -------            --------      --------
NET ASSETS:
   Beginning of Period .........................................      98,420             --             175,029            --
                                                                     -------        -------            --------      --------
   End of Period ...............................................     $89,619        $98,420            $145,780      $175,029
                                                                     =======        =======            ========      ========
SHARE TRANSACTIONS:
     Shares Issued in Connection
       with In-Kind Contributions/Common Trust Fund Conversions           --          9,753                  --        18,527
     Shares Issued .............................................         333            327                 235           692
     Shares Issued in Lieu of Cash Distributions ...............          --             --                  24            --
     Shares Repurchased ........................................        (411)          (112)               (992)         (359)
                                                                        ----          -----                ----        ------
   Increase (Decrease) in Shares ...............................         (78)         9,968                (733)       18,860
                                                                        ====          =====                ====        ======


                                                                 GOVERNMENT/ CORPORATE BOND FUND      TAX-EXEMPT BOND FUND
                                                                --------------------------------   ----------------------------
                                                                    11/01/00-     08/04/00(1)-      11/01/00-      08/11/00(1)-
                                                                    04/30/01      10/31/00          04/30/01       10/31/00
   OPERATIONS                                                       --------      ------------     ----------      ------------
   Net Investment Income (Loss) ................................     $ 1,080       $   565          $  2,272       $ 1,043
   Net Realized Gain (Loss) on Investments .....................         330            (9)               46           (50)
   Net Realized Gain (Loss) on Foreign Currency Transactions....          --            --                --            --
   Net Change in Unrealized Appreciation (Depreciation) on
     Foreign Currency and Translation of Other Assets and
      Liabilities in Foreign Currency ..........................          --            --                --            --
   Net Change in Unrealized Appreciation (Depreciation)
      on Investments ...........................................         881           275             1,762           390
                                                                     -------       -------          --------       -------
   Increase (Decrease) in Net Assets from Operations ...........       2,291           831             4,080         1,383
                                                                     -------       -------          --------       -------
ISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income .......................................      (1,112)         (535)           (2,308)       (1,010)
   Capital Gains ...............................................          --            --                --            --
                                                                     -------       -------          --------       -------
   Total Distributions .........................................      (1,112)         (535)           (2,308)       (1,010)
                                                                     -------       -------          --------       -------
CAPITAL TRANSACTIONS:
     Proceeds from Shares Issued in Connection
       with In-Kind Contributions/Common Trust Fund Conversions           --        39,698                --        97,994
     Proceeds from Shares Issued ...............................       3,801           510             6,083         2,156
     Reinvestment of Distributions .............................         267           327                16           222
     Cost of Shares Repurchased ................................      (4,604)       (3,719)           (4,049)       (1,558)
                                                                     -------       -------          --------       -------
  Increase (Decrease) in Net Assets From Capital Transactions .         (536)       36,816             2,050        98,814
                                                                     -------       -------          --------       -------
     Total Increase (Decrease) in Net Assets ...................         643        37,112             3,822        99,187
                                                                     -------       -------          --------       -------
NET ASSETS:
   Beginning of Period .........................................      37,212           100            99,187           --
                                                                     -------       -------          --------       -------
   End of Period ...............................................     $37,855       $37,212          $103,009       $99,187
                                                                     =======       =======          ========       =======
SHARE TRANSACTIONS:
     Shares Issued in Connection
       with In-Kind Contributions/Common Trust Fund Conversions           --         3,966                --         9,799
     Shares Issued .............................................         370            51               590           215
     Shares Issued in Lieu of Cash Distributions ...............          26            32                 2            22
     Shares Repurchased ........................................        (448)         (370)             (394)         (155)
                                                                     -------         -----              ----         -----
   Increase (Decrease) in Shares ...............................         (52)        3,679               198         9,881
                                                                     =======         =====              ====         =====

(1) Commencement of operations.
Amounts designated as "--" round to $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------
PITCAIRN FUNDS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                               DIVERSIFIED VALUE FUND
                                                                                           -----------------------------
                                                                                                For the
                                                                                           Six Month Period     For the
                                                                                            Ended 04/30/01   Period Ended
                                                                                              (Unaudited)     10/31/00(1)
                                                                                           ---------------  -------------
NET ASSET VALUE, BEGINNING OF PERIOD .................................................            $  10.52      $ 10.00
                                                                                                  --------      --------
INCOME FROM INVESTMENT OPERATIONS:
   Net Investment Income (Loss) ......................................................                0.04         0.01(4)
   Net Realized and Unrealized Gains (Losses) on Investments .........................               (0.19)        0.51(4)
                                                                                                  --------      -------
     Total from Investment Operations ................................................               (0.15)        0.52
                                                                                                  --------      -------
LESS DISTRIBUTIONS:
   Distributions from Net Investment Income ..........................................               (0.04)          --
   Distributions from Realized Gains .................................................                  --           --
                                                                                                  --------      -------
     Total Distributions .............................................................               (0.04)          --
                                                                                                  --------      -------
NET ASSET VALUE, END OF PERIOD .......................................................            $  10.33      $ 10.52
                                                                                                  ========      =======
TOTAL RETURN+ ........................................................................               (1.37)%       5.24%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (in 000's) ..............................................            $154,965     $165,823
   Ratio of Expenses to Average Net Assets ...........................................                1.00%*       1.00%*
   Ratio of Expenses (Excluding Interest Expense) to Average Net Assets ..............                1.00%*       1.00%*
   Ratio of Net Investment Income (Loss) to Average Net Assets .......................                0.83%*       0.73%*
   Ratio of Expenses to Average Net Assets Before Fee Waivers ........................                1.14%*       1.22%*
   Ratio of Net Investment Income (Loss) to Average Net Assets Before Fee Waivers ....                0.69%*       0.51%*
   Portfolio Turnover Rate ...........................................................                  18%          12%

 +  Returns are for the period indicated and have not been annualized.
 *  Annualized
(1) Commenced operations on August 4, 2000.
(2) Commenced operations on August 11, 2000.
(3) Commenced operations on August 25, 2000.
(4) Per share net investment income and net realized and unrealized gain Amounts designated as "--" round to $0.

-----------------------------------------------------------------------------------------------------------------------------------




                                                                           SELECT VALUE FUND                SMALL CAP VALUE FUND
                                                                    -------------------------------  ------------------------------
                                                                       For the                            For the
                                                                    Six Month Period     For the     Six Month Period    For the
                                                                     Ended 04/30/01   Period Ended    Ended 04/30/01   Period Ended
                                                                      (Unaudited)      10/31/00(2)      (Unaudited)    10/31/00(3)
                                                                    ----------------  -------------  ----------------  ------------
NET ASSET VALUE, BEGINNING OF PERIOD ..............................       $ 10.96       $ 10.00           $ 10.18       $ 10.00
                                                                          -------       -------           -------       -------
INCOME FROM INVESTMENT OPERATIONS:
   Net Investment Income (Loss) ...................................          0.05          0.02              0.06          0.02
   Net Realized and Unrealized Gains (Losses)
    on Investments ................................................            --          0.95              1.07          0.16
                                                                          -------       -------           -------       -------
     Total from Investment Operations .............................          0.05          0.97              1.13          0.18
                                                                          -------       -------           -------       -------
LESS DISTRIBUTIONS:
   Distributions from Net Investment Income .......................         (0.05)        (0.01)            (0.05)           --
   Distributions from Realized Gains ..............................            --            --                --            --
                                                                          -------       -------           -------       -------
     Total Distributions ..........................................         (0.05)        (0.01)            (0.05)           --
                                                                          -------       -------           -------       -------
NET ASSET VALUE, END OF PERIOD ....................................       $ 10.96       $ 10.96           $ 11.26       $ 10.18
                                                                          =======       =======           =======       =======

TOTAL RETURN+ .....................................................          0.45%         9.70%            11.19%         1.80%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (in 000's) ...........................       $67,957       $62,392           $70,313       $67,651
   Ratio of Expenses to Average Net Assets ........................          1.00%*        1.00%*            1.18%*        1.22%*
   Ratio of Expenses (Excluding Interest Expense) to Average
    Net Assets ....................................................          1.00%*        1.00%*            1.00%*        1.00%*
   Ratio of Net Investment Income (Loss) to Average Net Assets ....          0.85%*        0.95%*            1.08%*        1.11%*
   Ratio of Expenses to Average Net Assets Before Fee Waivers .....          1.16%*        1.33%*            1.16%*        1.33%*
   Ratio of Net Investment Income (Loss) to Average Net Assets
    Before Fee Waivers ............................................          0.69%*        0.62%*            0.92%*        0.78%*
   Portfolio Turnover Rate ........................................            44%           27%               40%           10%

                                                                       DIVERSIFIED GROWTH FUND             SELECT GROWTH FUND
                                                                    ------------------------------   -------------------------------
                                                                         For the                          For the
                                                                    Six Month Period    For the      Six Month Period    For the
                                                                     Ended 04/30/01   Period Ended    Ended 04/30/01  Period Ended
                                                                       (Unaudited)     10/31/00(1)      (Unaudited)    10/31/00(2)
                                                                    ----------------  -------------  ----------------  -------------
NET ASSET VALUE, BEGINNING OF PERIOD ..............................       $  9.18       $ 10.00            $ 9.02       $ 10.00
                                                                         --------       --------           ------       -------
INCOME FROM INVESTMENT OPERATIONS:
   Net Investment Income (Loss) ...................................         (0.02)        (0.01)            (0.02)        (0.01)
   Net Realized and Unrealized Gains (Losses)
    on Investments ................................................         (2.29)        (0.81)            (2.11)        (0.97)
                                                                         --------       -------            ------       -------
     Total from Investment Operations .............................         (2.31)        (0.82)            (2.13)        (0.98)
                                                                         --------       -------            ------       -------
LESS DISTRIBUTIONS:
   Distributions from Net Investment Income .......................            --            --                --            --
   Distributions from Realized Gains ..............................            --            --                --            --
                                                                         --------       -------            ------       -------
     Total Distributions ..........................................            --            --                --            --
                                                                         --------       -------            ------       -------
NET ASSET VALUE, END OF PERIOD ....................................      $   6.87       $  9.18            $ 6.89       $  9.02
                                                                         ========       =======            ======       =======

TOTAL RETURN+ .....................................................        (25.16%)       (8.20%)          (23.58%)       (9.80%)

RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (in 000's) ...........................      $126,538      $174,960           $48,357       $54,794
   Ratio of Expenses to Average Net Assets ........................          1.00%*        1.00%*            1.15%*        1.15%*
   Ratio of Expenses (Excluding Interest Expense) to Average
    Net Assets ....................................................          1.00%*        1.00%*            1.15%*        1.15%*
   Ratio of Net Investment Income (Loss) to Average Net Assets ....         (0.53%)*      (0.68%)*          (0.58%)*      (0.61%)*
   Ratio of Expenses to Average Net Assets Before Fee Waivers .....          1.14%*        1.22%*            1.36%*        1.50%*
   Ratio of Net Investment Income (Loss) to Average Net Assets
     Before Fee Waivers ...........................................         (0.67%)*      (0.90%)*          (0.79%)*      (0.96%)*
   Portfolio Turnover Rate ........................................            10%            6%               11%           13%


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------
PITCAIRN FUNDS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                                  SMALL CAP GROWTH FUND
                                                                                           --------------------------------
                                                                                                For the
                                                                                           Six Month Period      For the
                                                                                            Ended 04/30/01     Period Ended
                                                                                              (Unaudited)       10/31/00(2)
                                                                                           ----------------    ------------
NET ASSET VALUE, BEGINNING OF PERIOD ........................................                  $   10.27        $   10.00
                                                                                               ---------        ---------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss) .............................................                      (0.03)           (0.02)
   Net Realized and Unrealized Gains (Losses) on Investments ................                      (2.90)            0.29
                                                                                                --------        ---------
     Total from Investment Operations .......................................                      (2.93)            0.27
                                                                                                --------        ---------
LESS DISTRIBUTIONS
   Distributions from Net Investment Income .................................                         --               --
   Distributions from Realized Gains ........................................                         --               --
                                                                                                --------        ---------
     Total Distributions ....................................................                         --               --
                                                                                                --------        ---------
NET ASSET VALUE, END OF PERIOD ..............................................                   $   7.34        $   10.27
                                                                                                ========        =========

TOTAL RETURN+ ...............................................................                     (28.53%)           2.70%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (in 000's) .....................................                   $ 44,375         $ 65,292
   Ratio of Expenses to Average Net Assets ..................................                       1.25%*           1.25%*
   Ratio of Net Investment Income (Loss) to Average Net Assets ..............                      (0.87%)*         (0.71%)*
   Ratio of Expenses to Average Net Assets Before Fee Waivers ...............                       1.46%*           1.54%*
   Ratio of Net Investment Income (Loss) to Average Net
      Assets Before Fee Waivers .............................................                      (1.08%)*         (1.00%)*
   Portfolio Turnover Rate ..................................................                         73%              29%

 +  Returns are for the period indicated and have not been annualized.
 *  Annualized
(1) Commenced operations on August 4, 2000.
(2) Commenced operations on August 11, 2000.
Amounts designated as "--" round to $0.

32

------------------------------------------------------------------------------------------------------------------------------------



                                                                       FAMILY HERITAGE(R)FUND           INTERNATIONAL EQUITY FUND
                                                                   -----------------------------     ----------------------------
                                                                       For the                            For the
                                                                   Six Month Period    For the       Six Month Period   For the
                                                                   Ended 04/30/01   Period Ended      Ended 04/30/01 Period Ended
                                                                     (Unaudited)     10/31/00(1)        (Unaudited)   10/31/00(1)
                                                                  ----------------  ------------    ---------------- ------------
NET ASSET VALUE, BEGINNING OF PERIOD .............................     $  9.87       $  10.00           $   9.28      $   10.00
                                                                       -------       --------           --------      ---------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss) ..................................       (0.01)         (0.01)             (0.02)         (0.01)
   Net Realized and Unrealized Gains (Losses) on Investments .....       (0.80)         (0.12)`            (1.17)         (0.71)
                                                                        -------      --------          ---------      ---------
     Total from Investment Operations ............................       (0.81)         (0.13)             (1.19)         (0.72)
                                                                        -------      --------           --------      ---------
LESS DISTRIBUTIONS
   Distributions from Net Investment Income ......................          --             --              (0.02)            --
   Distributions from Realized Gains .............................          --             --              (0.03)            --
                                                                       -------       --------           --------      ---------
     Total Distributions .........................................          --             --              (0.05)            --
                                                                       -------       --------           --------      ---------
NET ASSET VALUE, END OF PERIOD ...................................     $  9.06       $   9.87           $   8.04      $    9.28
                                                                       =======       ========           ========      =========

TOTAL RETURN+ ....................................................       (8.21%)        (1.30%)           (12.86%)        (7.20%)

RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (in 000's) ..........................     $89,619       $ 98,420           $145,780      $ 175,029
   Ratio of Expenses to Average Net Assets .......................        1.20%*         1.20%*             1.25%*         1.25%*
   Ratio of Net Investment Income (Loss) to Average Net Assets ...       (0.18%)*       (0.29%)*           (0.17%)*       (0.37%)*
   Ratio of Expenses to Average Net Assets Before Fee Waivers ....        1.35%*         1.44%*             1.40%*         1.53%*
   Ratio of Net Investment Income (Loss) to Average Net
      Assets Before Fee Waivers ..................................       (0.33%)*       (0.53%)*           (0.32%)*       (0.65%)*
   Portfolio Turnover Rate .......................................          13%             1%                19%            10%

                                                                 GOVERNMENT/CORPORATE BOND FUND           TAX-EXEMPT BOND FUND
                                                                -------------------------------     ------------------------------
                                                                      For the                            For the
                                                                  Six Month Period     For the      Six Month Period    For the
                                                                   Ended 04/30/01   Period Ended     Ended 04/30/01  Period Ended
                                                                    (Unaudited)      10/31/00(1)       (Unaudited)    10/31/00(2)
                                                                  ----------------  ------------    ---------------- -------------
NET ASSET VALUE, BEGINNING OF PERIOD .............................    $  10.09       $  10.00           $  10.04       $  10.00
                                                                      --------       --------           --------       --------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss) ..................................        0.30           0.15               0.23           0.10
   Net Realized and Unrealized Gains (Losses) on Investments .....        0.32           0.09               0.18           0.04
                                                                      --------       --------           --------       --------
     Total from Investment Operations ............................        0.62           0.24               0.41           0.14
                                                                      --------       --------           --------       --------
LESS DISTRIBUTIONS
   Distributions from Net Investment Income ......................       (0.30)         (0.15)             (0.23)         (0.10)
   Distributions from Realized Gains .............................          --             --                 --             --
                                                                      --------       --------           --------       --------
     Total Distributions .........................................       (0.30)         (0.15)             (0.23)         (0.10)
                                                                      --------       --------           --------       --------
NET ASSET VALUE, END OF PERIOD ...................................    $  10.41       $  10.09           $  10.22       $  10.04
                                                                      ========       ========           ========       ========

TOTAL RETURN+ ....................................................        6.23%          2.36%              4.11%          1.43%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (in 000's) ..........................    $ 37,855       $ 37,212           $103,009       $ 99,187
   Ratio of Expenses to Average Net Assets .......................        0.70%*         0.70%*             0.60%*         0.60%*
   Ratio of Net Investment Income (Loss) to Average Net Assets ...        5.75%*         6.51%*             4.47%*         4.88%*
   Ratio of Expenses to Average Net Assets Before Fee Waivers ....        0.97%*         1.10%*             0.76%*         0.86%*
   Ratio of Net Investment Income (Loss) to Average Net
      Assets Before Fee Waivers ..................................        5.48%*         6.11%*             4.31%*         4.62%*
   Portfolio Turnover Rate .......................................          29%             7%                 9%            10%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
PITCAIRN FUNDS  APRIL 30, 2001


1. Organization

Pitcairn Funds (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust was established as a Delaware business trust on March 24, 2000. Ten series of shares (the "Funds") have been established under the Trust's Declaration of Trust. The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of each Fund. Pitcairn Funds include Diversified Value Fund, Select Value Fund, Small Cap Value Fund, Diversified Growth Fund, Select Growth Fund, Small Cap Growth Fund, Family Heritage(R) Fund, International Equity Fund, (the "Equity Funds"), Government/Corporate Bond Fund and Tax-Exempt Bond Fund (the "Bond Funds"). The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectus provides a description of each Fund's investment objectives, policies and strategies.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies consistently followed by the Funds. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amount of net assets and liabilities and disclosure of contingent assets at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Investments in equity securities that are traded on a national securities exchange (or reported on NASDAQ national market system), including foreign securities, are stated at the last quoted sales price at the end of regular trading, if readily available for such securities on each business day. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less until maturity may be valued at their amortized cost. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the Board of Trustees.

     SECURITY TRANSACTIONS AND RELATED INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is accrued when earned. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold. Purchase discounts and premiums on securities held by the Funds are accreted and amortized to maturity using the effective interest method.

     REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until maturity of the repurchase agreements. Provisions of the repurchase agreements and procedures adopted by the Trust require that the market value of the collateral be sufficient to cover principal and interest in the event of default by the counterparty.

     If the counterparty defaults and the value of the collateral declines or if the counterparty enters and insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

     SECURITIES SOLD SHORT -- A Fund may sell a security short that is identical to a security held in the respective Fund's investment portfolio by borrowing and selling the identical security in the secondary market. The Fund records the borrowed securities sold short at market value in its investment portfolio. Where a Fund sells short in this manner, the cash proceeds from the short sale are held on deposit as collateral for the borrowed securities. Until a short position is closed, changes in the value of the securities sold short are reflected as unrealized gains or losses in the Statement of Operations of the Fund.

     FOREIGN CURRENCY TRANSLATION -- The books and records of the International Equity Fund are translated into U.S. dollars on the following basis:

         (1) market value of investment securities, assets and liabilities at the current rate of exchange; and

         (2) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

     The International Equity Fund does not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

     FORWARD FOREIGN CURRENCY CONTRACTS -- The International Equity Fund may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. The aggregate principal amounts of the contracts are not recorded as the International Equity Fund does not intend to hold the contracts to maturity. All commitments are "marked-to-market" daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The International Equity Fund realizes gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on out-

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)

     standing positions in forward foreign currency contracts held at the close of the year are recognized as ordinary income or loss for federal tax purposes. As of April 30, 2001, the following forward foreign currency contracts were outstanding:

                                                    IN            UNREALIZED
     MATURITY                CONTRACTS TO       EXCHANGE         APPRECIATION
      DATE                  DELIVER/RECEIVE        FOR          (DEPRECIATION)
     --------              ---------------      ---------       --------------
     FOREIGN CURRENCY PURCHASES:
     05/31/01            JP 1,399,817,655     $11,620,264         $(241,956)
                                              -----------         ---------
     FOREIGN CURRENCY SALES:
     05/31/01            JP 1,390,924,424     $11,904,783         $ 609,938
     05/03/01            EU       106,103          95,112             1,044
                                              -----------         ---------
                                              $11,999,895         $ 610,982
                                              -----------         ---------
                                                                  $ 369,026
                                                                  =========
      CURRENCY LEGEND
      EU       Euro Currency
      JP       Japanese Yen

     EXPENSES -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative net assets.

     OFFERING COSTS -- Offering costs, including initial registration costs, have been deferred and are being charged to expense during the Funds' first year of operation.

     TAXES -- It is each Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes has been made in the financial statements.

     The International Equity Fund may be subject to taxes imposed by countries in which it invests with respect to its investment in issuers existing or operating in such countries. Such taxes are generally based on income earned. The International Equity Fund accrues such taxes when the related income is earned.

     DISTRIBUTIONS -- Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States.

     As a result, the net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital or accumulated net realized gain, as appropriate, in the period that the differences arise.

     ACCOUNTING STANDARDS ISSUED BUT NOT YET ADOPTED -- On November 21, 2000, the American Institute of Certified Public Accountants ("AICPA") issued the AICPA Audit and Accounting Guide "Audits of Investment Companies" (the "Guide"), effective for annual financial statements issued for fiscal years beginning after December 15, 2000. The revised Guide will require the Tax-Exempt Bond Fund (the "Fund") to amortize premium and discount on all fixed income securities. Upon initial adoption, the Fund will be required to adjust the cost of its fixed income securities by the cumulative amount of amortization that would have been recognized had amortization been in effect from the purchase date of each holding. Adopting this accounting principle not affect the Fund's net asset value, but will change the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of Operations. The Fund expects that the impact of the adoption of this principle will not be material to the financial statements. Because the Fund determines its required distributions under Federal income tax laws, adoption of this principle will not affect the amount of distributions paid to shareholders.

3. Investment Advisory, Administration, Shareholder Services and Distribution Agreements

Pitcairn Investment Management (the "Adviser"), a division of Pitcairn Trust Company ("PTC"), serves as Investment Adviser to each Fund pursuant to an investment advisory agreement dated August 4, 2000 (the "Advisory Agreement") with the Trust. For its services, the Adviser is entitled to a fee, that is calculated daily and paid monthly, at an annual rate based on the average daily net assets of each Fund. In the interest of limiting expenses of the Funds, PTC has entered into an expense limitation agreement with the Trust (the "Expense Limitation Agreement"), pursuant to which it has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Funds are limited to a specified percentage of the average daily net assets of each Fund, through the fiscal year ending October 31, 2003.

The Fund may at a later date reimburse PTC for the fees waived or limited and other expenses assumed and paid by PTC pursuant to the Expense Limitation Agreement during any of the previous two fiscal years, provided that the Fund has reached sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of the Fund to exceed the percentage limits stated in the following table, and Pitcairn remains the investment adviser to the Fund. Consequently, no reimbursement by the Fund will be made unless the Fund's assets exceed $10 million; the Fund's total annual Fund operating expense ratio is less than the percentage stated in the following chart; and the payment of such reimbursement has been approved by the Trust's Board of Trustees on a quarterly basis. The advisory fee, expense limitations, and amounts which are subject to recapture through October 31, 2003, are as follows:

--------------------------------------------------------------------------------
PITCAIRN FUNDS  APRIL 30, 2001

                                     ADVISORY        EXPENSE      FEES SUBJECT
FUND                                   FEE             CAP        TO RECAPTURE
-----                              -----------      ---------     ------------
Diversified Value Fund ..........      0.70%          1.00%         $186,649
Select Value Fund ...............      0.70%          1.00%         $ 89,925
Small Cap Value Fund ............      0.70%          1.00%         $ 95,192
Diversified Growth Fund .........      0.70%          1.00%         $184,688
Select Growth Fund ..............      0.85%          1.15%         $ 86,931
Small Cap Growth Fund ...........      0.95%          1.25%         $ 92,956
Family Heritage(R)Fund ..........      0.90%          1.20%         $120,688
International Equity Fund .......      0.95%          1.25%         $231,406
Government/Corporate Bond Fund ..      0.40%          0.70%         $ 84,727
Tax-Exempt Bond Fund ............      0.30%          0.60%         $139,286

While Pitcairn Investment Management serves as the overall investment adviser to the Funds, it has engaged specialty portfolio managers to make investment decisions for all or a portion of certain Funds. The Adviser has engaged Oechsle International Advisors, LLC to serve as the portfolio manager to the International Equity Fund, Standish, Ayer & Wood, Inc. to serve as the portfolio manager to the Small Cap Growth Fund, and Sands Capital Management, Inc. to serve as the portfolio manager for the Select Growth Fund. Pitcairn Investment Management is responsible for payment of sub-advisory fees to each of the portfolio managers.

The Trust and SEI Investments Mutual Funds Services (the "Administrator") have entered into an Administration Agreement dated August 1, 2000. Under the terms of the Administration Agreement, the Administrator is entitled to a fee calculated daily and paid monthly at an annual rate of 0.08% of the average daily net assets of each Fund.

The Board of Trustees of the Trust has adopted a Shareholder Services Plan (the "Plan") for the purpose of paying for shareholder servicing activities. Pursuant to the Plan, each Fund is authorized to pay to any Authorized Service Provider, which may include PTC or its affiliates, as compensation for service activities rendered by the Authorized Service Provider to shareholders of a Fund, a shareholder service fee at the rate of 0.25% on an annual basis of the average daily net assets serviced by the Authorized Service Provider. Such fee is calculated daily and paid monthly or at such other intervals as the Board shall determine. Pursuant to the Shareholder Services Plan, the Board of Trustees of the Trust has adopted a Shareholder Services Agreement whereby PTC provides shareholder services. Pursuant to this agreement, PTC receives the aforementioned fee.

The Trust and SEI Investments Distribution Co. (the "Distributor"), a wholly owned subsidiary of SEI Investments Company, have entered into a distribution agreement. The Distributor receives no fees for its distribution services under this agreement.

4. Organization costs and transactions with affiliates

Certain organizational costs incurred by the Funds have been paid by the Trust's Adviser. The Funds will not be required to reimburse the Adviser for the organization costs paid by the Adviser.

Certain Trustees and officers of the Funds are also Directors and officers of the Adviser, Administrator and/or Distributor. These Trustees and officers of the Funds are paid no fees by the Funds for serving as either a Trustee or an officer of the Funds.

The Funds have entered into agreements with SEI Investments to act as an agent in placing repurchase agreements for the Funds. For its services, SEI Invest-ments received $2,292 for the six month period ended April 30, 2001.

5. Investment Transactions

The cost of security purchases and the proceeds from the sale of securities, other than temporary cash investments, during the six month period ended April 30, 2001 were as follows:


                                   U.S. GOVERNMENT       OTHER INVESTMENT
                                      SECURITIES            SECURITIES
                                 -----------------      ----------------
                                  PURCHASES SALES       PURCHASES  SALES
                                    (000)    (000)        (000)    (000)
                                  --------  ------      -------- -------
Diversified Value Fund........    $   --   $   --        $29,657 $37,731
Select Value Fund.............        --       --         34,435  28,893
Small Cap Value Fund..........        --       --         27,456  30,918
Diversified Growth Fund.......        --       --         14,297  20,077
Select Growth Fund............        --       --         12,538   5,307
Small Cap Growth Fund.........        --       --         35,905  34,677
Family Heritage(R)Fund........        --       --         12,271  13,076
International Equity Fund ....        --       --         29,998  31,928
Government/Corporate
   Bond Fund..................     2,411    5,304          7,887   6,732
Tax-Exempt Bond Fund..........        --       --         10,662   8,979

At April 30, 2001, the total cost of securities for Federal income tax purposes was not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation on investment securities at April 30, 2001 is as follows:

                                                                   NET
                                                                UNREALIZED
                                APPRECIATED     DEPRECIATED    APPRECIATION
                                 SECURITIES     SECURITIES     (DEPRECIATION)
                                    (000)          (000)          (000)
                                ----------     -----------     -------------
Diversified Value Fund........   $15,990       $ (8,516)       $  7,474
Select Value Fund.............     9,433           (787)          8,646
Small Cap Value Fund..........    18,221         (2,471)         15,750
Diversified Growth Fund.......    10,993        (54,831)        (43,838)
Select Growth Fund............     1,628        (18,297)        (16,669)
Small Cap Growth Fund.........     6,142         (3,035)          3,107
Family Heritage(R)Fund........    14,824        (15,981)         (1,157)
International Equity Fund ....    19,230        (20,902)         (1,672)
Government/Corporate
   Bond Fund..................       727           (588)            139
Tax-Exempt Bond Fund..........     3,697           (235)          3,462

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)



At October 30, 2001, the following Funds had capital loss carryforwards that can be used to offset future capital gains:

                                                AMOUNT         EXPIRATION
                                             ------------     ------------
Diversified Value Fund ..................   $   221,336            2008
Select Value Fund .......................       100,956            2008
Small Cap Value Fund ....................     1,802,053            2008
Diversified Growth Fund .................       670,358            2008
Small Cap Growth Fund ...................     2,801,740            2008
Family Heritage(R)Fund ..................     1,614,446            2008
Government/Corporate Bond Fund ..........         9,172            2008
Tax-Exempt Bond Fund ....................        49,994            2008

6. Risks of International Investing

The International Equity Fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

7. Margin Loans with Brokers

During the period ended April 30, 2001, the Small Cap Value Fund had outstanding borrowings under margin loans with brokers. The interest expense incurred, outstanding borrowings and interest rate were as follows:

                                                        MAXIMUM
                                          AVERAGE     OUTSTANDING    AVERAGE
                           INTEREST     OUTSTANDING     AT ANY      INTEREST
                            EXPENSE     BORROWINGS     MONTH END      RATE
                           ---------    ----------    ----------    --------
Small Cap Value Fund....    $61,336     $2,054,377    $2,637,925      5.94%

8. In Kind Transfer of Securities/Common Trust Fund Conversions

On August 4, 2000 and August 11, 2000 (August 25, 2000 for the Small Cap Value
Fund), portfolio assets were contributed at their then current value from certain accounts managed by the Adviser and from certain common trust funds (collective trust fund for the Government/Corporate Bond Fund) of which PTC was the trustee, respectively, on a tax free basis in exchange for shares of the Funds as summarized below:

                                                                     NET
                                                      MARKET      UNREALIZED
                                      SHARES           VALUE      GAIN (LOSS)
FROM MANAGED ACCOUNTS:                ISSUED           (000)         (000)
-----------------------             -----------    ----------    ------------
Diversified Value Fund...........    1,074,976      $ 10,750      $ 1,226
Diversified Growth Fund..........    2,017,933        20,179        3,013
Family Heritage(R)Fund...........       17,010           170           --
International Equity Fund .......    2,521,756        25,218        4,094
Government/Corporate
 Bond Fund.......................    2,540,685        25,407         (930)

FROM COMMON TRUST FUNDS:
--------------------------
Diversified Value Fund...........   14,821,811       149,626        1,719
Select Value Fund................    4,409,429        44,094        4,618
Small Cap Value Fund.............    6,525,035        65,250        7,280
Diversified Growth Fund..........   17,257,020       174,192        4,945
Select Growth Fund...............    4,257,609        42,576         (445)
Small Cap Growth Fund............    5,709,974        57,100        4,588
Family Heritage(R)Fund...........    9,736,097        96,689        2,753
International Equity Fund .......   16,005,021       162,546       30,882
Government/Corporate
 Bond Fund.......................    1,425,267        14,292          (87)
Tax-Exempt Bond Fund.............    9,799,437        97,994        1,310

Immediately following the in-kind exchanges onAugust 11, 2000 (August 25, 2000 for the Small Cap Value Fund) the common trust funds distributed the shares of the Funds received to their owners and the common trust funds were liquidated.

                                      NOTES

                                      NOTES

                                      NOTES

INVESTMENT ADVISER
Pitcairn Investment Management
One Pitcairn Place, Suite 3000
165 Township Line Road
Jenkintown, PA 19046

SUB-ADVISER (INTERNATIONAL EQUITY FUND)
Oechsle International Advisors, LLC
One International Place, 23rd Floor
Boston, MA 02110

SUB-ADVISER (SMALL CAP GROWTH FUND)
Standish, Ayer & Wood, Inc.
One Financial Center
Boston, MA 02111

SUB-ADVISER (SELECT GROWTH FUND)
Sands Capital Management, Inc.
1100 North Glebe Road, Suite 1000
Arlington, VA 22201

ADMINISTRATOR & DISTRIBUTOR
SEI Investments Mutual Funds Services
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

LEGAL COUNSEL
Dechert
1775 Eye Street, NW
Washington, DC 20006

LEGAL COUNSEL TO INDEPENDENT TRUSTEES
Stradley, Ronon, Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1700
2001 Market Street
Philadelphia, PA 19103

BOARD OF TRUSTEES
Alvin A. Clay III, President and Chief Executive Officer
Dirk Junge, Chairman and Vice President
Carleton A. Holstrom
George M. Chamberlain, Jr., Esq.
James R. Wood


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                          [PITCAIRN FUNDS Logo Omitted]

                         One Pitcairn Place, Suite 3000
                             165 Township Line Road
                           Jenkintown, Pa 19046-3531